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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21616

RMR F.I.R.E. FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET
NEWTON, MASSACHUSETTS 02458
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)
Adam D. Portnoy, President
RMR F.I.R.E. Fund
400 Centre Street
Newton, Massachusetts 02458

Copy to:
Robert N. Hickey, Esq.
Sullivan & Worcester LLP
1666 K Street, NW
Washington, DC 20006

Julie A. Tedesco, Esq.
State Street Bank and Trust Company
One Federal Street, 9th Floor
Boston, Massachusetts 02111

Registrant's telephone number, including area code: (617) 332-9530
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007

Item 1. Reports to Shareholders.

SEMI -ANNUAL REPORTS JUNE 30, 2007

RMR Real Estate Fund

RMR Hospitality and Real Estate Fund

RMR F.I.R.E. Fund

RMR Preferred Dividend Fund

RMR Asia Pacific Real Estate Fund

RMR Asia Real Estate Fund

About information contained in this report:

  •
  Performance data is historical and reflects historical expenses and historical changes in net asset value. Historical results are not indicative of future results.

  •
  If RMR Advisors had not waived fees or paid all of each fund's organizational costs and a portion of each fund's offering costs, each fund's returns would have been reduced.

  •
  Please consider the investment objectives, strategies, risks, charges and expenses before investing in any of the funds. An investment in each fund's shares is subject to material risks, including but not limited to those described in each fund's prospectus, the registration statements and other documents filed with the SEC. Each fund's declaration of trust contains provisions which limit ownership of fund shares by any person or group of persons acting together and limit any persons ability to control a fund or to convert a fund to an open end fund. For more information about any of our funds please visit www.rmrfunds.com or call our investor relations group at 1-866-790-3165.

NOTICE CONCERNING LIMITED LIABILITY

THE AGREEMENTS AND DECLARATIONS OF TRUST OF RMR REAL ESTATE FUND, RMR HOSPITALITY AND REAL ESTATE FUND, RMR F.I.R.E. FUND, RMR PREFERRED DIVIDEND FUND, RMR ASIA PACIFIC REAL ESTATE FUND AND RMR ASIA REAL ESTATE FUND, COPIES OF WHICH, TOGETHER WITH ALL AMENDMENTS AND SUPPLEMENTS THERETO, ARE DULY FILED IN THE OFFICE OF THE SECRETARY, CORPORATIONS DIVISION, OF THE COMMONWEALTH OF MASSACHUSETTS, PROVIDE THAT THE NAMES "RMR REAL ESTATE FUND", "RMR HOSPITALITY AND REAL ESTATE FUND", "RMR F.I.R.E. FUND", "RMR PREFERRED DIVIDEND FUND", "RMR ASIA PACIFIC REAL ESTATE FUND" AND "RMR ASIA REAL ESTATE FUND" REFER TO THE TRUSTEES UNDER THE AGREEMENTS AND DECLARATIONS COLLECTIVELY AS TRUSTEES, BUT NOT INDIVIDUALLY OR PERSONALLY, AND THAT NO TRUSTEE, OFFICER, SHAREHOLDER, EMPLOYEE OR AGENT OF ANY OF THE FUNDS SHALL BE HELD TO ANY PERSONAL LIABILITY, JOINTLY OR SEVERALLY, FOR ANY OBLIGATION OF, OR CLAIM AGAINST, ANY OF THESE FUNDS. ALL PERSONS DEALING WITH ANY OF THE FUNDS IN ANY WAY, SHALL LOOK ONLY TO THE ASSETS OF THAT FUND WITH WHICH HE OR SHE MAY DEAL FOR THE PAYMENT OF ANY SUM OR THE PERFORMANCE OF ANY OBLIGATION.

RMR Funds June 30, 2007
August 15, 2007

To our shareholders,

We are pleased to present you with our 2007 semi-annual report for our six funds:

  •
  RMR Real Estate Fund (AMEX: RMR), which began operations in December 2003, beginning on page 2;

  •
  RMR Hospitality and Real Estate Fund (AMEX: RHR), which began operations in April 2004, beginning on page 20;

  •
  RMR F.I.R.E. Fund (AMEX: RFR), which began operations in November 2004, beginning on page 38;

  •
  RMR Preferred Dividend Fund (AMEX: RDR), which began operations in May 2005, beginning on page 56;

  •
  RMR Asia Pacific Real Estate Fund (AMEX: RAP), which began operations in May 2006, beginning on page 70; and

  •
  RMR Asia Real Estate Fund (AMEX: RAF), which began operations in May 2007, beginning on page 84.

We invite you to read through the information contained in this report and to view our website at www.rmrfunds.com.

Sincerely,

Adam D. Portnoy
President

RMR Real Estate Fund
June 30, 2007

To our shareholders,

In the pages that follow, you will find data summarizing our financial results for the six months ended June 30, 2007, and our financial position as of June 30, 2007.

Relevant Market Conditions

Real Estate Industry Fundamentals.    The operating environment for real estate companies continued to strengthen during the first half of 2007 as occupancy and rental rates trended higher. We expect real estate fundamentals to remain favorable during the second half of the year because of continued strength in the job market, a favorable supply picture (i.e., limited new development completion) and continued demand for commercial real estate properties by both domestic and foreign institutional investors.

Real Estate Industry Technicals.    The first half of the year was marked by increased volatility in the REIT market. REITs' share prices were up almost 14% for 2007 through early February driven by continued M&A activity, then gave back all of their gains and more through June, when the REIT market was down 9% on investor concern about a spillover effect from the sub-prime residential meltdown to commercial real estate, and REITs' share prices finished the first half of 2007 down 6%. While we believe volatility will continue during 2007, the pullback in REITs' share prices has resulted in very attractive valuations for the sector. REITs are trading at discounts to estimated net asset value of 10% to 15%, well below the long term average premium of 5% to 7%. We would not be surprised if the level of M&A activity intensifies for the remainder of 2007 given such discounted valuations. Of course M&A activity depends in large part upon the availability of financing. If the liquidity freeze which began in July (as we are writing this report) continues, M&A activity will cease and underlying net asset value and equity valuations may be challenged.

We believe that over the long term demand for real estate securities will continue to increase given the sector's attractive dividend yield and diversification benefits. These should be attractive features to investors as a larger portion of the U.S. population reaches retirement age.

Fund Strategies, Techniques and Performance

Our primary investment objective is to earn and pay a high level of current income to our common shareholders by investing in real estate companies. Our secondary investment objective is capital appreciation. There can be no assurances that we will meet our investment objectives.

During the first six months of 2007, our total return on net asset value, or NAV (including NAV changes and assuming a hypothetical reinvestment of distributions at NAV), was negative 5.4%. During that same period, the total return for the MSCI US REIT Total Return Index (an unmanaged index of REIT common stocks) was negative 6.5% and the total return for the Merrill Lynch REIT Preferred Index (an unmanaged index of REIT preferred stocks) was 0.4%. We believe these two indices are relevant to us because our investments, excluding short term investments, as of June 30, 2007, included 71% REIT common stocks and 25% REIT preferred stocks. The S&P 500 Index (an unmanaged index published as Standard and Poor's Composite Index of 500 common stocks) total return for the six months ended June 30, 2007 was 6.9%.

Our investment allocation to the diversified and hotel REITs, which accounted for 19% and 13%, respectively of total investments, contributed positively to the fund's performance. We benefited from our holdings in the hospitality REIT sub-sector because of the high level of M&A activity that took place within this sub-sector during the first half of 2007. Highland Hospitality, Equity Inns and Eagle Hospitality, three of our hospitality REIT holdings, were acquired at premiums of approximately 40% over the closing stock price as of the end of 2006. Crescent Real Estate, a diversified REIT, and one of our largest positions in the fund, was acquired at an 18% premium over its year-end 2006 stock price and contributed positively to our performance. Our security selections in the mortgage REITs detracted from our performance as a result of weakness in the sub-prime related stocks. Our biggest losses were in New Century Financial and Novastar Financial, two mortgage REITs with exposure to sub-prime home loans, which were down 98% and 73%, respectively, very shortly after the sub-prime crisis first surfaced in late February of 2007.

Thank you for your continued support. For more information, please view our website, at www.rmrfunds.com.

Sincerely,

Adam D. Portnoy
President

Portfolio holdings by sub-sector as a percentage of investments
(as of June 30, 2007) *

REITs
Diversified	19%
Health care	15%
Hospitality	13%
Apartments	10%
Mortgage	10%
Others, less than 10% each	27%

Total REITs	94%
Other	4%
Short term investments	2%

Total investments	100%

*
These percentages represent the Fund's portfolio holdings by sub-sector as a percentage of total portfolio holdings and do not agree with the percentages included in the Portfolio of Investments schedule which represent the Fund's portfolio holdings by sub-sector as a percentage of the Fund's total net assets.

RMR Real Estate Fund
Portfolio of Investments — June 30, 2007 (unaudited)

Company	Shares	Value

Common Stocks – 102.1% Real Estate Investment Trusts – 97.1%
Apartments – 11.8%
Apartment Investment & Management Co.	70,100	$3,534,442
Archstone-Smith Trust	600	35,466
Associated Estates Realty Corp.	105,400	1,643,186
AvalonBay Communities, Inc.	13,000	1,545,440
Equity Residential	49,000	2,235,870
Essex Property Trust, Inc.	2,000	232,600
Home Properties, Inc.	88,800	4,611,384
Mid-America Apartment Communities, Inc.	5,000	262,400
UDR, Inc.	21,000	552,300

		14,653,088
Diversified – 26.9%
Colonial Properties Trust	138,700	5,055,615
Cousins Properties, Inc.	10,100	293,001
Crescent Real Estate Equities Co.	337,500	7,573,500
Duke Realty Corp.	7,000	249,690
Franklin Street Properties Corp.	3,000	49,620
iStar Financial, Inc.	6,000	265,980
Lexington Corporate Properties Trust	383,800	7,983,040
Liberty Property Trust	24,000	1,054,320
Mission West Properties, Inc.	5,000	69,700
National Retail Properties, Inc.	352,700	7,710,022
Spirit Finance Corp.	17,500	254,800
Vornado Realty Trust	26,000	2,855,840
Washington Real Estate Investment Trust	300	10,200

		33,425,328
Health Care – 14.5%
Care Investment Trust, Inc. (a)	28,200	387,750
Cogdell Spencer, Inc.	15,000	308,850
Health Care Property Investors, Inc.	19,080	551,984
Health Care REIT, Inc.	162,600	6,562,536
Healthcare Realty Trust, Inc.	16,200	450,036
Medical Properties Trust, Inc.	64,520	853,600
Nationwide Health Properties, Inc.	257,600	7,006,720
OMEGA Healthcare Investors, Inc.	93,200	1,475,356
Universal Health Realty Income Trust	13,000	432,900

		18,029,732
See notes to financial statements and notes to portfolio of investments.

Hospitality – 5.4%
Ashford Hospitality Trust, Inc.	185,500	$2,181,480
Eagle Hospitality Properties Trust, Inc.	60,000	789,600
Entertainment Properties Trust	22,000	1,183,160
Equity Inns, Inc.	11,000	246,400
FelCor Lodging Trust, Inc.	17,000	442,510
Hersha Hospitality Trust	6,100	72,102
Highland Hospitality Corp.	7,000	134,400
LaSalle Hotel Properties	7,200	312,624
Supertel Hospitality, Inc.	161,000	1,363,670

		6,725,946
Industrial – 8.9%
AMB Property Corp.	4,000	212,880
DCT Industrial Trust, Inc.	47,500	511,100
EastGroup Properties, Inc.	21,400	937,748
First Industrial Realty Trust, Inc.	211,240	8,187,662
ProLogis	21,000	1,194,900

		11,044,290
Manufactured Homes – 1.8%
Sun Communities, Inc.	75,900	2,259,543
Mortgage – 9.7%
Abingdon Investment, Ltd. (b)	550,000	5,214,000
Alesco Financial, Inc.	558,600	4,541,418
American Home Mortgage Investment Corp.	12,000	220,560
American Mortgage Acceptance Co.	22,800	229,140
Anthracite Capital, Inc.	2,000	23,400
Arbor Realty Trust, Inc.	1,200	30,972
CBRE Realty Finance, Inc.	5,000	59,450
Crystal River Capital, Inc.	26,800	650,704
Deerfield Triarc Capital Corp.	3,000	43,890
Newcastle Investment Corp.	21,600	541,512
NorthStar Realty Finance Corp.	10,000	125,100
NovaStar Financial, Inc.	45,500	317,590
Thornburg Mortgage, Inc.	3,500	91,630

		12,089,366
See notes to financial statements and notes to portfolio of investments.

Office – 9.1%
American Financial Realty Trust	309,100	$3,189,912
Boston Properties, Inc.	18,000	1,838,340
Brandywine Realty Trust	15,400	440,132
Corporate Office Properties Trust	15,500	635,655
Douglas Emmett, Inc.	12,500	309,250
Highwoods Properties, Inc.	55,000	2,062,500
Mack-Cali Realty Corp.	11,000	478,390
Maguire Properties, Inc.	48,000	1,647,840
Parkway Properties, Inc.	400	19,212
SL Green Realty Corp.	5,000	619,450

		11,240,681
Other Financial Services – 0.0%
Friedman Billings Ramsey Group, Inc.	5,000	27,300
Retail – 5.8%
CBL & Associates Properties, Inc.	36,000	1,297,800
Cedar Shopping Centers, Inc.	5,000	71,750
Developers Diversified Realty Corp.	2,000	105,420
Equity One, Inc.	10,000	255,500
Feldman Mall Properties, Inc.	3,000	34,200
Glimcher Realty Trust	109,400	2,735,000
Kimco Realty Corp.	5,000	190,350
Pennsylvania Real Estate Investment Trust	12,000	531,960
Ramco-Gershenson Properties Trust	3,000	107,790
Realty Income Corp.	18,200	458,458
Simon Property Group, Inc.	12,000	1,116,480
Tanger Factory Outlet Centers, Inc.	5,000	187,250
Urstadt Biddle Properties, Inc.	8,900	151,389

		7,243,347
Specialty – 1.0%
Getty Realty Corp.	32,600	856,728
Resource Capital Corp.	27,500	384,450

		1,241,178
See notes to financial statements and notes to portfolio of investments.

Storage – 2.2%
Public Storage, Inc.	3,000	$230,460
Sovran Self Storage, Inc.	50,000	2,408,000
U-Store-It Trust	5,000	81,950

		2,720,410
Total Real Estate Investment Trusts (Cost $112,898,450)		120,700,209
Other – 5.0%
American Capital Strategies, Ltd.	23,500	999,220
IndyMac Bancorp, Inc.	8,000	233,360
Iowa Telecommunication Services, Inc.	50,500	1,147,865
KKR Financial Holdings LLC	15,500	386,105
MCG Capital Corp.	11,000	176,220
Meruelo Maddux Properties, Inc. (a)	24,600	200,736
Seaspan Corp.	48,200	1,551,076
Starwood Hotels & Resorts Worldwide, Inc.	17,000	1,140,190
Thomas Properties Group, Inc.	20,100	321,198
Total Other (Cost $5,253,960)		6,155,970
Total Common Stocks (Cost $118,152,410)		126,856,179
Preferred Stocks – 34.7%
Real Estate Investment Trusts – 34.7%
Apartments – 1.9%
Apartment Investment & Management Co., Series G	32,800	838,040
Apartment Investment & Management Co., Series T	60,000	1,502,400

		2,340,440
Diversified – 0.2%
Colonial Properties Trust, Series D	10,000	254,300
Health Care – 7.0%
Health Care REIT, Inc., Series G	20,000	595,200
LTC Properties, Inc., Series F	160,000	3,968,000
OMEGA Healthcare Investors Inc., Series D	160,000	4,129,600

		8,692,800
See notes to financial statements and notes to portfolio of investments.

Preferred Stocks – continued Real Estate Investment Trusts – continued
Hospitality – 12.5%
Ashford Hospitality Trust, Series A	107,900	$2,773,570
Eagle Hospitality Properties Trust, Inc., Series A	28,000	650,440
Equity Inns, Inc., Series B	34,000	806,140
FelCor Lodging Trust, Inc., Series A (c)	83,000	2,108,200
FelCor Lodging Trust, Inc., Series C	49,200	1,233,936
Innkeepers USA Trust, Series C	120,000	2,604,000
Strategic Hotels & Resorts, Inc., Series B	54,500	1,359,775
Winston Hotels, Inc., Series B	160,000	4,059,200

		15,595,261
Manufactured Homes – 5.6%
Affordable Residential Communities, Series A	280,000	6,958,000
Mortgage – 4.4%
Anthracite Capital, Inc., Series D	24,000	559,800
Gramercy Capital Corp., Series A	80,000	1,980,000
RAIT Investment Trust, Series A	125,000	2,920,000

		5,459,800
Office – 0.7%
Corporate Office Properties Trust, Series J	4,000	100,840
Kilroy Realty Corp., Series F	30,000	750,300

		851,140
Retail – 2.4%
Cedar Shopping Centers, Inc., Series A	24,000	627,360
Glimcher Realty Trust, Series F	20,000	508,000
Glimcher Realty Trust, Series G	50,000	1,247,500
The Mills Corp., Series E	7,100	192,126
The Mills Corp., Series G	17,000	449,820

		3,024,806
Total Preferred Stocks (Cost $42,488,455)		43,176,547
See notes to financial statements and notes to portfolio of investments.

Other Investment Company – 0.0%
LMP Real Estate Income Fund, Inc. (Cost $27,491)	1,150	$24,794
Short-Term Investments – 2.6%
Other Investment Companies – 2.6%
SSgA Money Market Fund, 4.98% (d) (Cost $3,240,593)	3,240,593	3,240,593
Total Investments – 139.4% (Cost $163,908,949)		173,298,113
Other assets less liabilities – 0.8%		1,030,580
Preferred Shares, at liquidation preference – (40.2)%		(50,000,000)
Net Assets applicable to common shareholders – 100%		$124,328,693

Notes to Portfolio of Investments

(a)
As of June 30, 2007, this security had not paid a distribution.

(b)
144A securities. Securities restricted for resale to Qualified Institutional Buyers (4.2% of net assets).

(c)
Convertible into common stock.

(d)
Rate reflects 7 day yield as of June 30, 2007.

See notes to financial statements.

RMR Real Estate Fund
Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $163,908,949)	$173,298,113
Cash	11,626
Dividends and interest receivable	1,258,494
Other assets	8,780

Total assets	174,577,013

Liabilities
Advisory fee payable	88,348
Distributions payable – preferred shares	55,560
Accrued expenses and other liabilities	104,412

Total liabilities	248,320

Preferred shares, at liquidation preference
Auction preferred shares, Series T; $.001 par value per share; 2,000 shares issued and outstanding at $25,000 per share liquidation preference	50,000,000

Net assets attributable to common shares	$124,328,693

Composition of net assets
Common shares, $.001 par value per share; unlimited number of shares authorized, 6,824,000 shares issued and outstanding	$6,824
Additional paid-in capital	96,510,797
Undistributed net investment income	1,965,660
Accumulated net realized gain on investment transactions	16,456,248
Net unrealized appreciation on investments	9,389,164

Net assets attributable to common shares	$124,328,693

Net asset value per share attributable to common shares (based on 6,824,000 common shares outstanding)	$18.22

See notes to financial statements.

RMR Real Estate Fund

Financial Statements – continued

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income
Dividends (cash distributions received or due)	$7,318,994
Interest	197,650

Total investment income	7,516,644

Expenses
Advisory	778,238
Preferred share remarketing	63,961
Administrative	53,965
Audit and legal	46,065
Custodian	45,482
Shareholder reporting	25,090
Compliance and internal audit	22,817
Trustees' fees and expenses	10,873
Other	46,787

Total expenses	1,093,278
Less: expense waived by the Advisor	(228,894)

Net expenses	864,384

Net investment income	6,652,260

Realized and unrealized gain (loss) on investments
Net realized gain on investments	8,006,312
Net change in unrealized appreciation/(depreciation) on investments	(20,464,154)

Net realized and unrealized loss on investments	(12,457,842)

Distributions to preferred shareholders from net investment income	(1,274,600)

Net decrease in net assets attributable to common shares resulting from operations	$(7,080,182)

See notes to financial statements.

RMR Real Estate Fund
Financial Statements – continued

Statements of Changes in Net Assets

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets resulting from operations
Net investment income	$6,652,260	$6,724,184
Net realized gain on investments	8,006,312	11,075,804
Net change in unrealized appreciation/(depreciation) on investments	(20,464,154)	20,905,533
Distributions to preferred shareholders from:
Net investment income	(1,274,600)	(1,552,028)
Net realized gain on investments	—	(813,812)

Net increase (decrease) in net assets attributable to common shares resulting from operations	(7,080,182)	36,339,681

Distributions to common shareholders from:
Net investment income	(3,412,000)	(5,371,982)
Net realized gains on investments	—	(2,816,818)

Total increase (decrease) in net assets attributable to common shares	(10,492,182)	28,150,881
Net assets attributable to common shares
Beginning of period	134,820,875	106,669,994

End of period (including undistributed net investment income of $1,965,660 and $0, respectively)	$124,328,693	$134,820,875

Common shares issued and repurchased
Shares outstanding, beginning of period	6,824,000	6,824,000
Shares issued	—	—

Shares outstanding, end of period	6,824,000	6,824,000

See notes to financial statements.

RMR Real Estate Fund
Financial Highlights

Selected Data For A Common Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	For the Period December 18, 2003(a) to December 31, 2003

Per Common Share Operating Performance (b)
Net asset value, beginning of period	$19.76		$15.63	$16.61	$14.35	$14.33	(c)

Income from Investment Operations
Net investment income (d)	.97	(e)	.99	.64	.47	.10
Net realized and unrealized appreciation/(depreciation) on investments	(1.82	)(e)	4.69	(.08)	3.11	(.05)
Distributions to preferred shareholders (common stock equivalent basis) from:
Net investment income	(.19	)(e)	(.23)	(.10)	(.05)	—
Net realized gain on investments	—	(e)	(.12)	(.14)	(.05)	—

Net increase (decrease) in net asset value from operations	(1.04)		5.33	.32	3.48	.05
Less: Distributions to common shareholders from:
Net investment income	(.50	)(e)	(.79)	(.54)	(.53)	—
Net realized gain on investments	—	(e)	(.41)	(.76)	(.57)	—
Common share offering costs charged to capital	—		—	—	—	(.03)
Preferred share offering costs charged to capital	—		—	—	(.12)	—

Net asset value, end of period	$18.22		$19.76	$15.63	$16.61	$14.35

Market price, beginning of period	$17.48		$13.15	$14.74	$15.00	$15.00

Market price, end of period	$15.93		$17.48	$13.15	$14.74	$15.00

Total Return (f)
Total investment return based on:
Market price (g)	(6.19)%		43.77%	(1.96)%	6.42%	0.00%
Net asset value (g)	(5.42)%		35.27%	2.10%	24.73%	0.14%
Ratios/Supplemental Data:
Ratio to average net assets attributable to common shares of:
Net investment income, before total preferred share distributions (d)	9.96	%(e)(h)	5.60%	4.02%	3.22%	27.45	%(h)
Total preferred share distributions	1.91	%(h)	1.97%	1.47%	0.67%	0.00	%(h)
Net investment income, net of preferred share distributions (d)	8.05	%(e)(h)	3.63%	2.55%	2.55%	27.45	%(h)
Expenses, net of fee waivers	1.29	%(h)	1.50%	1.50%	1.69%	2.40	%(h)
Expenses, before fee waivers	1.64	%(h)	1.86%	1.87%	2.05%	2.65	%(h)
Portfolio Turnover Rate	20.55%		36.20%	22.15%	35.52%	17.49%
Net assets attributable to common shares, end of period (000s)	$124,329		$134,821	$106,670	$113,357	$95,776
Preferred shares, liquidation preference ($25,000 per share) (000s)	$50,000		$50,000	$50,000	$50,000	$—
Asset coverage per preferred share (i)	$87,164		$92,411	$78,335	$81,679	$—
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value at December 18, 2003, reflects the deduction of the average sales load or offering costs of $0.67 per share paid by the holders of common shares from the $15.00 offering price. We paid a sales load of $0.68 per share on 6,660,000 shares sold to the public and no sales load or offering costs on 7,000 common shares sold to affiliates of the RMR Advisors for $15 per share.
(d)
Amounts are net of expenses waived by RMR Advisors.
(e)
As discussed in Note A (7) to the financial statements, these amounts are subject to change to the extent 2007 distributions by the issuers of the Fund's investments are characterized as capital gains and return of capital.
(f)
Total returns for periods of less than one year are not annualized.
(g)
Total return based on per share market price assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated; dividends and distributions, if any, are assumed to be reinvested at market prices on the ex-dividend date. The total return based net asset value, or NAV, assumes the purchase of common shares at NAV on the first day and sales of common shares at NAV on the last day of the period indicated; distributions are assumed to be reinvested at NAV on the ex-dividend date. Results represent past performance and do not guarantee future results. Total return would have been lower if RMR Advisors had not contractually waived a portion of its investment advisory fee.
(h)
Annualized.
(i)
Asset coverage per share equals net assets attributable to common shares plus the liquidation preference of the preferred shares divided by the total number of preferred shares outstanding at the end of the period.

See notes to financial statements.

RMR Real Estate Fund
Notes to Financial Statements

June 30, 2007 (unaudited)

Note A

(1)  Organization

RMR Real Estate Fund, or the Fund, was organized as a Massachusetts business trust on July 2, 2002, and is registered under the Investment Company Act of 1940, as amended, or the 1940 Act, as a non-diversified closed-end management investment company. The Fund had no operations prior to December 18, 2003, other than matters relating to the Fund's establishment and registration of the Fund's common shares under the Securities Act of 1933.

(2)  Interim Financial Statements

The accompanying June 30, 2007, financial statements have been prepared without audit. The Fund believes that disclosures made are adequate to make the information presented not misleading. In the opinion of the Fund's management, all adjustments, which include normal recurring adjustments considered necessary for a fair presentation, have been included. The Fund's operating results for this interim period are not necessarily indicative of the results that may be expected in the future.

(3)  Use of Estimates

Preparation of these financial statements in conformity with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. The actual results could differ from these estimates particularly for reasons described in Note A (7), and for other reasons.

(4)  Portfolio Valuation

Investment securities of the Fund are valued at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the last available bid price on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:06 p.m., eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Some fixed income securities may be valued using pricing provided by a pricing service. Any of the Fund's securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund's board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost, which when combined with interest accrued, approximates market value.

(5)  Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

(6)  Federal Taxes

The Fund has qualified and intends to qualify in the future as a "regulated investment company" and to comply with the applicable provisions of subchapter M of the Internal Revenue Code of 1986, as amended, so that it will generally not be subject to federal income tax. However, the Fund may be subject to a 4% excise tax to the extent the Fund does not distribute substantially all taxable earnings each year.

(7)  Distributable Earnings

The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to pay a stable distribution amount to common shareholders on a monthly basis and distributions to Fund shareholders are declared pursuant to this policy. On July 12, 2007, the Fund declared regular monthly distributions of $0.10 per common share payable in August and September, 2007 and a special distribution consisting entirely of long term capital gains of $0.32 per share payable on September 14, 2007. Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions may consist of ordinary income (net investment income and short term capital gains), long term capital gains and return of capital. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carry-forwards, it is the policy of the Fund not to distribute such gains. Distributions to preferred shareholders are determined as described in Note D.

The Fund has substantial investments in real estate investment trusts, or REITs, which are generally not subject to federal income taxes. Distributions that the Fund received from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible to characterize distributions received from REITs during interim periods because the issuers do not report their tax characterization until subsequent to year end. Final characterization of the Fund's 2007 distributions to shareholders is also dependent upon the magnitude or timing of the Fund's securities transactions prior to year end. Therefore it is likely that some portion of the Fund's 2007 investment income and distributions to shareholders will be recharacterized as long term capital gain and return of capital for financial statement and federal income tax purposes subsequent to year end and reflected accordingly in the Fund's year end financial statements.

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund's investments for federal income tax purposes as of June 30, 2007, are as follows:

Cost	$163,908,949

Gross unrealized appreciation	$15,839,686
Gross unrealized depreciation	(6,450,522)

Net unrealized appreciation/(depreciation)	$9,389,164

(8)  Concentration of Risk

Under normal market conditions, the Fund's investments will be concentrated in income producing common shares, preferred shares and debt securities, including convertible preferred and debt securities, issued by real estate companies and REITs. The value of Fund shares may fluctuate more than the shares of a fund not concentrated in the real estate industry due to economic, legal, regulatory, technological or other developments affecting the United States real estate industry.

(9)  Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board, or FASB, issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes", or FIN 48. FIN 48 was effective for the fiscal years beginning after December 15, 2006. The Securities and Exchange Commission delayed the application of FIN 48 to open and closed end funds to not later than June 29, 2007. FIN 48 prescribes how the Fund should recognize, measure and present in the Fund's financial statements uncertain tax provisions that have been taken or expected to be taken in a tax return. Pursuant to FIN 48 the Fund can recognize a tax benefit only if it is "more likely than not" that a particular tax position will be sustained upon examination or audit. To the extent the "more likely than not" standard has been satisfied the benefits associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement. As required, the Fund has adopted FIN 48 effective June 29, 2007, and concluded that the effect is not material to its financial statements.

In September 2006, FASB issued Statement of Accounting Standards No. 157, "Fair Value Measurement", or SFAS 157, which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands required disclosures about fair value measurements. The Fund is currently evaluating the impact, if any, the adoption of SFAS 157 will have on its financial statements.

(10)   Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objectives and principal investment strategies and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 3% of the total outstanding voting securities of any one investment company would be held by the Fund, (ii) more than 5% of the Fund's total assets would be invested in any one investment company or (iii) more than 10% of the Fund's total assets would be invested in securities of other investment companies. Other provisions of the 1940 Act are less restrictive provided that the Fund is able to meet certain conditions. These limitations do not apply to the acquisition of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another investment company and the acquisition of money market instruments. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Note B

Advisory and Administration Agreements and Other Transactions with Affiliates

The Fund has an advisory agreement with RMR Advisors, Inc., or RMR Advisors, to provide the Fund with a continuous investment program, to make day-to-day investment decisions and to generally manage the business affairs of the Fund in accordance with its investment objectives and policies. Pursuant to the agreement, RMR Advisors is compensated at an annual rate of 0.85% of the Fund's average daily managed assets. Managed assets means the total assets of the Fund less liabilities other than any indebtedness entered into for purposes of leverage. For purposes of calculating managed assets, the liquidation preference of preferred shares are not considered liabilities.

RMR Advisors has contractually agreed to waive a portion of its annual fee equal to 0.25% of the Fund's average daily managed assets until December 18, 2008. The Fund incurred net advisory fees of $549,344 during the six months ended June 30, 2007.

RMR Advisors, and not the Fund, has contractually agreed to pay the lead underwriter of the Fund's initial public offering, an annual fee equal to 0.15% of the Fund's managed assets. This fee is paid quarterly in arrears during the term of RMR Advisors' advisory agreement and is paid by RMR Advisors, not the Fund. The aggregate fees paid pursuant to the contract plus reimbursement of legal expenses of the underwriters in that offering will not exceed 4.5% of the total price of the common shares in the initial public offering.

RMR Advisors also performs administrative functions for the Fund pursuant to an administration agreement with the Fund. RMR Advisors has entered into a subadministration agreement with State Street Bank and Trust Company, or State Street, to perform substantially all Fund accounting and other administrative services. Under the administration agreement, RMR Advisors is entitled to reimbursement of the cost of providing administrative services. The Fund reimbursed RMR Advisors for $53,965 of subadministrative fees charged by State Street for the six months ended June 30, 2007.

Each trustee who is not a director, officer or employee of RMR Advisors and who is not an "interested person" of the Fund as defined under the 1940 Act is considered to be a "disinterested trustee". Disinterested trustees are each paid by the Fund an annual fee plus fees for board and committee meetings. The Fund incurred $10,873 of trustee fees and expenses during the six months ended June 30, 2007.

The Fund's board of trustees and separately the disinterested trustees authorized the Fund to make reimbursement payments to RMR Advisors for costs related to the Fund's compliance and internal audit programs. The Fund incurred $22,817 of compliance and internal audit expense during the six months ended June 30, 2007. The Fund also participates in pooled insurance programs with RMR Advisors and other funds managed by RMR Advisors and makes payments of allocated portions of related premiums. The Fund incurred $11,511 of insurance expense during the six months ended June 30, 2007.

Note C

Securities Transactions

During the six months ended June 30, 2007, there were purchases and sales transactions (excluding short term securities) of $40,097,185 and $36,263,466, respectively. Brokerage commissions on securities transactions amounted to $38,449 during the six months ended June 30, 2007.

Note D

Preferred Shares

The Fund's 2,000 outstanding Series T auction preferred shares have a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid distributions. The preferred shares are senior to the Fund's common shares and rank on parity with any other class or series of preferred shares of the Fund as to the payment of periodic distributions, including distribution of assets upon liquidation. If the Fund does not timely cure a failure to (1) maintain asset coverage for the preferred shares as required by rating agencies, or (2) maintain asset coverage, as defined in the 1940 Act, of at least 200%, the preferred shares will be subject to redemption in an amount equal to their liquidation preference plus accumulated but unpaid distributions. The holders of the preferred shares have voting rights equal to the holders of the Fund's common shares and generally vote together with the holders of the common shares as a single class. Holders of the preferred shares, voting as a separate class, also are entitled to elect two of the Fund's trustees. The Fund pays distributions on the preferred shares at a rate set at auctions held generally every seven days. Distributions are generally payable every seven days, on the first business day following the end of a distribution period. The preferred share distribution rate was 5.00% per annum as of June 30, 2007.

Note E

Submission of Proposals to a Vote of Shareholders

The annual meeting of Fund shareholders was held on May 8, 2007. Following is a summary of the proposals submitted to shareholders for vote at the meeting and votes cast:

Proposal	Votes for	Votes withheld	Votes abstained
Common and Preferred shares
Election of Arthur G. Koumantzelis as trustee until the 2010 annual meeting.	6,353,394	164,448	—
Preferred shares
Election of Barry M. Portnoy as trustee until the 2010 annual meeting.	1,980	18	—
Proposal	Votes for	Votes against	Votes abstained	Broker Non-Vote
Common and Preferred shares
Amendment to declaration of trust to explicitly provide that any shareholder that breaches the Fund's declaration of trust or bylaws will indemnify and hold harmless the Fund (and, if applicable, any charitable trustee) from and against all costs, expenses, penalties, fines and other amounts, including attorneys' and other professional fees, arising from the shareholder's breach, together with interest on such amounts.	2,240,930	202,129	59,015	4,015,688

Note F

Portfolio Management Changes

On May 21, 2007, Fernando Diaz and Adam D. Portnoy were appointed co-portfolio managers for the RMR Funds which invest in U.S. domestic securities: RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund and RMR Preferred Dividend Fund. Barry M. Portnoy remains a co-portfolio manager for these Funds. Mr. Diaz joined RMR Advisors as a Vice President on May 21, 2007. He also serves as Vice President of each of the RMR Funds. Mr. Adam Portnoy has been with RMR Advisors since 2004 and serves as its President. He also serves as President of each of the RMR Funds.

RMR Hospitality and Real Estate Fund
June 30, 2007

To our shareholders,

In the pages that follow, you will find data summarizing our financial results for the six months ended June 30, 2007, and our financial position as of June 30, 2007.

Relevant Market Conditions

Hospitality Industry Fundamentals.    We expect operating fundamentals to remain sound for the remainder of 2007 despite moderating growth in revenue per available room, or RevPAR, and accelerating supply (i.e., new hotel openings) growth. Business transient and group demand remains strong and demand from leisure travelers is still intact, helped by healthy consumer spending and a weaker dollar which has encouraged higher demand from foreign travelers. Privatizations continued during the first half of the year with four publicly traded hospitality REITs taken private; such activity serves as an indication of a valuation discrepancy between the public and private markets.

Real Estate Industry Fundamentals.    The operating environment for real estate companies continued to strengthen during the first half of 2007 as occupancy and rental rates trended higher. We expect real estate fundamentals to remain favorable during the second half of the year because of continued strength in the job market, a favorable supply picture (i.e., limited new development completion) and continued demand for commercial real estate properties by both domestic and foreign institutional investors.

Real Estate Industry Technicals.    The first half of the year was marked by increased volatility in the REIT market. REITs' share prices were up almost 14% for 2007 through early February driven by continued M&A activity, then gave back all of their gains and more through June, when the REIT market was down 9% on investor concern about a spillover effect from the sub-prime residential meltdown to commercial real estate, and REITs' share prices finished the first half of 2007 down 6%. While we believe volatility will continue during 2007, the pullback in REITs' share prices has resulted in very attractive valuations for the sector. REITs are trading at discounts to estimated net asset value of 10% to 15%, well below the long term average premium of 5% to 7%. We would not be surprised if the level of M&A activity intensifies for the remainder of 2007 given such discounted valuations. Of course M&A activity depends in large part upon the availability of financing. If the liquidity freeze which began in July (as we are writing this report) continues, M&A activity will cease and underlying net asset value and equity valuations may be challenged.

We believe that over the long term demand for real estate securities will continue to increase given the sector's attractive dividend yield and diversification benefits. These should be attractive features to investors as a larger portion of the U.S. population reaches retirement age.

Fund Strategies, Techniques and Performance

Our primary objective is to earn and pay to our common shareholders a high level of current income by investing in hospitality and real estate companies. Our secondary objective is capital appreciation. There can be no assurance that we will achieve our investment objectives.

During the first six months of 2007, our total return on net asset value, or NAV (including NAV changes and assuming a hypothetical reinvestment of distributions at NAV), was negative 4.5%. During that same period, the total return for the MSCI US REIT Total Return Index (an unmanaged index of REIT common stocks) was negative 6.5% and the total return for the Merrill Lynch REIT Preferred Index (an unmanaged index of REIT preferred stocks) was 0.4%. We believe these two indices are relevant to us because our investments, excluding short term investments, as of June 30, 2007, included 60% REIT common stocks and 31% REIT preferred stocks. The S&P 500 Index (an unmanaged index published as Standard and Poor's Composite Index of 500 common stocks) total return for the first six months of 2007 was 6.9%.

Our investment allocation to hospitality and diversified REITs, which accounted for 35% and 16%, respectively of total investments, contributed positively to the fund's performance. We benefited from our holdings in hospitality REITs because of the high level of M&A activity that took place within this sub-sector during the first half of 2007. Three of our five hotel holdings, Highland Hospitality, Equity Inns and Eagle Hospitality were acquired at premiums of approximately 40% over the closing stock price as of the end of 2006; our other two hotel holdings; Innkeepers and Winston Hotels, were acquired at premiums of approximately 15%. Crescent Real Estate, a diversified REIT and one of our largest positions in the fund, was acquired at an 18% premium over its year end 2006 stock price and contributed positively to our performance. Our security selections in the mortgage REITs detracted from our performance as a result of weakness in the sub-prime related stocks. Our biggest losses were in New Century Financial and Novastar Financial, two mortgage REITs with exposure to sub-prime home loans, which were down 98% and 73%, respectively, very shortly after the sub-prime crisis first surfaced in late February of 2007.

Thank you for your continued support. For more information, please view our website, at www.rmrfunds.com.

Sincerely,

Adam D. Portnoy
President

Portfolio holdings by sub-sector as a percentage of investments
(as of June 30, 2007) *

Hospitality real estate	35%
Diversified real estate	16%
Office real estate	12%
Health care real estate	11%
Others, less than 10% each	24%
Short term investments	2%

Total investments	100%

REITs	89%
Other	9%
Short term investments	2%

Total investments	100%

*
These percentages represent the Fund's portfolio holdings by sub-sector as a percentage of total portfolio holdings and do not agree with the percentages included in the Portfolio of Investments schedule which represent the Fund's portfolio holdings by sub-sector as a percentage of the Fund's total net assets.

RMR Hospitality and Real Estate Fund
Portfolio of Investments – June 30, 2007 (unaudited)

Company	Shares	Value

Common Stocks – 90.3%
Real Estate Investment Trusts – 85.8%
Apartments – 5.9%
Apartment Investment & Management Co.	36,200	$1,825,204
Associated Estates Realty Corp.	5,600	87,304
Equity Residential	8,000	365,040
Essex Property Trust, Inc.	2,000	232,600
Home Properties, Inc.	10,500	545,265
UDR, Inc.	18,100	476,030

		3,531,443
Diversified – 21.2%
Colonial Properties Trust	85,900	3,131,055
Cousins Properties, Inc.	10,000	290,100
Crescent Real Estate Equities Co.	105,100	2,358,444
Franklin Street Properties Corp.	3,000	49,620
iStar Financial, Inc.	6,000	265,980
Lexington Corporate Properties Trust	128,800	2,679,040
Liberty Property Trust	26,000	1,142,180
Mission West Properties, Inc.	3,000	41,820
National Retail Properties, Inc.	105,850	2,313,881
Spirit Finance Corp.	12,500	182,000
Vornado Realty Trust	2,000	219,680
Washington Real Estate Investment Trust	300	10,200

		12,684,000
Health Care – 11.1%
Care Investment Trust, Inc. (a)	14,100	193,875
Health Care Property Investors, Inc.	6,770	195,856
Health Care REIT, Inc.	75,740	3,056,866
Healthcare Realty Trust, Inc.	9,300	258,354
Medical Properties Trust, Inc.	26,020	344,245
Nationwide Health Properties, Inc.	86,000	2,339,200
OMEGA Healthcare Investors, Inc.	5,000	79,150
Universal Health Realty Income Trust	5,000	166,500

		6,634,046
Hospitality – 17.1%
Ashford Hospitality Trust, Inc.	140,000	1,646,400
Eagle Hospitality Properties Trust, Inc.	51,000	671,160
Entertainment Properties Trust	18,800	1,011,064
Equity Inns, Inc.	62,200	1,393,280
FelCor Lodging Trust, Inc.	20,000	520,600
Hersha Hospitality Trust	38,100	450,342
Host Hotels & Resorts, Inc.	24,000	554,880
Innkeepers USA Trust	18,200	322,686
LaSalle Hotel Properties	11,200	486,304
See notes to financial statements and notes to portfolio of investments.

Hospitality – continued
Marriott International, Inc.	8,000	$345,920
Strategic Hotels & Resorts, Inc.	12,000	269,880
Sunstone Hotel Investors, Inc.	8,000	227,120
Supertel Hospitality, Inc.	267,130	2,262,591
Winston Hotels, Inc.	5,000	75,000

		10,237,227
Industrial – 8.4%
AMB Property Corp.	1,000	53,220
DCT Industrial Trust, Inc.	5,300	57,028
EastGroup Properties, Inc.	6,000	262,920
First Industrial Realty Trust, Inc.	104,160	4,037,241
ProLogis	11,000	625,900

		5,036,309
Manufactured Homes – 0.1%
Sun Communities, Inc.	2,000	59,540
Mortgage – 6.7%
Abingdon Investment, Ltd. (b)	200,000	1,896,000
Alesco Financial, Inc.	19,000	154,470
American Mortgage Acceptance Co.	12,700	127,635
Anthracite Capital, Inc.	10,000	117,000
Arbor Realty Trust, Inc.	1,100	28,391
Crystal River Capital, Inc.	26,900	653,132
JER Investors Trust, Inc.	10,000	150,000
Newcastle Investment Corp.	21,600	541,512
NovaStar Financial, Inc.	35,500	247,790
Thornburg Mortgage, Inc.	3,500	91,630

		4,007,560
Office – 9.4%
American Financial Realty Trust	121,500	1,253,880
Boston Properties, Inc.	6,000	612,780
Brandywine Realty Trust	49,400	1,411,852
Corporate Office Properties Trust	11,500	471,615
Douglas Emmett, Inc.	8,300	205,342
Highwoods Properties, Inc.	45,000	1,687,500
Parkway Properties, Inc.	300	14,409

		5,657,378
Other Financial Services – 0.0%
Friedman Billings Ramsey Group, Inc.	5,000	27,300
See notes to financial statements and notes to portfolio of investments.

Retail – 3.4%
CBL & Associates Properties, Inc.	12,000	$432,600
Developers Diversified Realty Corp.	2,000	105,420
Equity One, Inc.	3,000	76,650
Glimcher Realty Trust	27,400	685,000
Pennsylvania Real Estate Investment Trust	2,000	88,660
Ramco-Gershenson Properties Trust	3,000	107,790
Realty Income Corp.	12,200	307,318
Tanger Factory Outlet Centers, Inc.	5,000	187,250
Urstadt Biddle Properties, Inc.	2,900	49,329

		2,040,017
Specialty – 1.6%
Getty Realty Corp.	34,000	893,520
Resource Capital Corp.	6,300	88,074

		981,594
Storage – 0.9%
Sovran Self Storage, Inc.	8,100	390,096
U-Store-It Trust	10,000	163,900

		553,996
Total Real Estate Investment Trusts (Cost $47,195,152)		51,450,410
Other – 4.5%
American Capital Strategies, Ltd.	3,500	148,820
IndyMac Bancorp, Inc.	3,000	87,510
Iowa Telecommunication Services, Inc.	20,800	472,784
KKR Financial Holdings LLC	5,500	137,005
MCG Capital Corp.	11,000	176,220
Meruelo Maddux Properties, Inc. (a)	6,300	51,408
Seaspan Corp.	33,400	1,074,812
Thomas Properties Group, Inc.	9,900	158,202
Wyndham Worldwide Corp. (a)(c)	11,000	398,861
Total Other (Cost $2,103,110)		2,705,622
Total Common Stocks (Cost $49,298,262)		54,156,032
Preferred Stocks – 44.3%
Real Estate Investment Trusts – 44.3%
Apartments – 1.0%
Apartment Investment & Management Co., Series U	24,000	614,400
See notes to financial statements and notes to portfolio of investments.

Diversified – 1.7%
Digital Realty Trust, Inc., Series A	15,000	$389,250
LBA Realty LLC, Series B	30,000	630,000

		1,019,250
Health Care – 4.3%
Health Care REIT, Inc., Series F	40,000	1,008,800
Health Care REIT, Inc., Series G	20,000	595,200
LTC Properties, Inc., Series F	40,000	992,000

		2,596,000
Hospitality – 25.6%
Ashford Hospitality Trust, Series A	46,000	1,182,430
Eagle Hospitality Properties Trust, Inc., Series A	28,000	650,440
FelCor Lodging Trust, Inc., Series C	60,000	1,504,800
Hersha Hospitality Trust, Series A	44,000	1,098,240
Highland Hospitality Corp., Series A	170,000	4,258,500
Host Marriott Corp., Series E	100,000	2,646,000
Innkeepers USA Trust, Series C	27,000	585,900
LaSalle Hotel Properties, Series E	5,000	127,500
LaSalle Hotel Properties, Series G	10,000	236,000
Strategic Hotels & Resorts, Inc., Series C	20,000	507,600
Winston Hotels, Inc., Series B	99,000	2,511,630

		15,309,040
Manufactured Homes – 0.4%
Affordable Residential Communities, Series A	9,600	238,560
Mortgage – 2.7%
Anthracite Capital, Inc., Series D	7,000	163,275
Gramercy Capital Corp., Series A	40,000	990,000
HomeBanc Corp., Series A	25,000	455,000

		1,608,275
Office – 8.1%
Alexandria Real Estate Equities, Inc., Series C	120,000	3,068,400
SL Green Realty Corp., Series D	70,000	1,774,500

		4,842,900
Retail – 0.5%
The Mills Corp., Series E	1,800	48,708
The Mills Corp., Series G	10,000	264,600

		313,308
Total Preferred Stocks (Cost $26,358,982)		26,541,733
See notes to financial statements and notes to portfolio of investments.

Company	Shares or Principal Amount	Value

Debt Securities – 8.9%
Hospitality – 8.9%
American Real Estate Partners LP, 8.125%, 06/01/2012	$2,000,000	$2,007,500
FelCor Lodging LP, 8.50%, 06/01/2011 (d)	1,600,000	1,682,000
Six Flags, Inc., 9.75%, 04/15/2013	1,760,000	1,656,600
Total Debt Securities (Cost $5,261,968)		5,346,100
Short-Term Investments – 2.5%
Other Investment Companies – 2.5%
SSgA Money Market Fund, 4.98% (e) (Cost $1,506,973)	1,506,973	1,506,973
Total Investments – 146.0% (Cost $82,426,185)		87,550,838
Other assets less liabilities – 0.7%		413,467
Preferred Shares, at liquidation preference – (46.7)%		(28,000,000)
Net Assets applicable to common shareholders – 100%		$59,964,305

Notes to Portfolio of Investments

(a)
As of June 30, 2007, this security had not paid a distribution.
(b)
144A securities. Securities restricted for resale to Qualified Institutional Buyers (3.2% of net assets).
(c)
A hospitality company.
(d)
Also a Real Estate Investment Trust.
(e)
Rate reflects 7 day yield as of June 30, 2007.

See notes to financial statements.

RMR Hospitality and Real Estate Fund
Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $82,426,185)	$87,550,838
Cash	635
Dividends and interest receivable	854,332
Other assets	7,528

Total assets	88,413,333

Liabilities
Payable for investment securities purchased	164,231
Advisory fee payable	44,139
Distributions payable – preferred shares	26,410
Accrued expenses and other liabilities	214,248

Total liabilities	449,028

Preferred shares, at liquidation preference
Auction preferred shares, Series Th; $.001 par value per share; 1,120 shares issued and outstanding at $25,000 per share liquidation preference	28,000,000

Net assets attributable to common shares	$59,964,305

Composition of net assets
Common shares, $.001 par value per share; unlimited number of shares authorized, 2,485,000 shares issued and outstanding	$2,485
Additional paid-in capital	46,993,809
Undistributed net investment income	326,295
Accumulated net realized gain on investment transactions	7,517,063
Net unrealized appreciation on investments	5,124,653

Net assets attributable to common shares	$59,964,305

Net asset value per share attributable to common shares (based on 2,485,000 common shares outstanding)	$24.13

See notes to financial statements.

RMR Hospitality and Real Estate Fund
Financial Statements – continued

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income
Dividends (cash distributions received or due)	$3,631,030
Interest	294,336

Total investment income	3,925,366

Expenses
Legal	806,376
Advisory	388,356
Administrative	53,951
Custodian	37,918
Preferred share remarketing	34,988
Audit	28,068
Shareholder reporting	26,470
Compliance and internal audit	22,817
Trustees' fees and expenses	9,780
Other	41,095

Total expenses	1,449,819
Less: expense waived by the Advisor	(114,222)

Net expenses	1,335,597

Net investment income	2,589,769

Realized and unrealized gain (loss) on investments
Net realized gain on investments	1,633,844
Net change in unrealized appreciation/(depreciation) on investments	(6,312,803)

Net realized and unrealized loss on investments	(4,678,959)

Distributions to preferred shareholders from net investment income	(710,349)

Net decrease in net assets attributable to common shares resulting from operations	$(2,799,539)

See notes to financial statements.

RMR Hospitality and Real Estate Fund
Financial Statements – continued

Statements of Changes in Net Assets

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets resulting from operations
Net investment income	$2,589,769	$2,673,464
Net realized gain on investments	1,633,844	6,418,390
Net change in unrealized appreciation/(depreciation) on investments	(6,312,803)	5,902,770
Distributions to preferred shareholders from:
Net investment income	(710,349)	(748,592)
Net realized gain on investments	—	(579,000)

Net increase (decrease) in net assets attributable to common shares resulting from operations	(2,799,539)	13,667,032

Distributions to common shareholders from:
Net investment income	(1,553,125)	(2,101,833)
Net realized gains on investments	—	(1,625,667)

Total increase (decrease) in net assets attributable to common shares	(4,352,664)	9,939,532
Net assets attributable to common shares
Beginning of period	64,316,969	54,377,437

End of period (including undistributed net investment income of $326,295 and $0, respectively)	$59,964,305	$64,316,969

Common shares issued and repurchased
Shares outstanding, beginning of period	2,485,000	2,485,000
Shares issued	—	—

Shares outstanding, end of period	2,485,000	2,485,000

See notes to financial statements.

RMR Hospitality and Real Estate Fund
Financial Highlights

Selected Data For A Common Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	For the Period April 27, 2004(a) to December 31, 2004

Per Common Share Operating Performance (b)
Net asset value, beginning of period	$25.88		$21.88	$22.94	$19.28	(c)

Income from Investment Operations
Net investment income (d)	1.04	(e)	1.08	1.13	.71
Net realized and unrealized appreciation/(depreciation) on investments	(1.87	)(e)	4.95	(.19)	3.95
Distributions to preferred shareholders (common stock equivalent basis) from:
Net investment income	(.29	)(e)	(.30)	(.16)	(.06)
Net realized gain on investments	—	(e)	(.23)	(.11)	(.01)

Net increase (decrease) in net asset value from operations	(1.12)		5.50	.67	4.59
Less: Distributions to common shareholders from:
Net investment income	(.63	)(e)	(.85)	(.96)	(.65)
Net realized gain on investments	—	(e)	(.65)	(.65)	(.10)
Common share offering costs charged to capital	—		—	—	(.04)
Preferred share offering costs charged to capital	—		—	(.12)	(.14)

Net asset value, end of period	$24.13		$25.88	$21.88	$22.94

Market price, beginning of period	$22.95		$18.21	$19.98	$20.00

Market price, end of period	$21.68		$22.95	$18.21	$19.98

Total Return (f)
Total investment return based on:
Market price (g)	(2.87)%		35.54%	(0.73)%	3.93%
Net asset value (g)	(4.47)%		25.89%	2.54%	23.16%
Ratios/Supplemental Data:
Ratio to average net assets attributable to common shares of:
Net investment income, before total preferred share distributions (d)	8.14	%(e)(h)	4.50%	5.04%	4.96	%(h)
Total preferred share distributions	2.23	%(h)	2.23%	1.20%	0.50	%(h)
Net investment income, net of preferred share distributions (d)	5.91	%(e)(h)	2.27%	3.84%	4.46	%(h)
Expenses, net of fee waivers	4.20	%(h)	3.13%	1.80%	1.86	%(h)
Expenses, before fee waivers	4.56	%(h)	3.49%	2.14%	2.18	%(h)
Portfolio Turnover Rate	14.29%		45.70%	23.95%	20.83%
Net assets attributable to common shares, end of period (000s)	$59,964		$64,317	$54,377	$57,005
Preferred shares, liquidation preference ($25,000 per share) (000s)	$28,000		$28,000	$28,000	$17,000
Asset coverage per preferred share (i)	$78,540		$82,426	$73,551	$108,830
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value at April 27, 2004, reflects the deduction of the average sales load and offering costs of $0.72 per share paid by the holders of common shares from the $20.00 offering price. We paid a sales load and offering cost of $0.90 per share on 2,000,000 common shares sold to the public and no sales load or offering costs on 480,000 common shares sold to affiliates of RMR Advisors for $20 per share.
(d)
Amounts are net of expenses waived by RMR Advisors.
(e)
As discussed in Note A (7) to the financial statements, these amounts are subject to change to the extent 2007 distributions by the issuers of the Fund's investments are characterized as capital gains and return of capital.
(f)
Total returns for periods of less than one year are not annualized.
(g)
Total return based on per share market price assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated; dividends and distributions, if any, are assumed to be reinvested at market prices on the ex-dividend date. The total return based net asset value, or NAV, assumes the purchase of common shares at NAV on the first day and sales of common shares at NAV on the last day of the period indicated; distributions are assumed to be reinvested at NAV on the ex-dividend date. Results represent past performance and do not guarantee future results. Total return would have been lower if RMR Advisors had not contractually waived a portion of its investment advisory fee.
(h)
Annualized.
(i)
Asset coverage per share equals net assets attributable to common shares plus the liquidation preference of the preferred shares divided by the total number of preferred shares outstanding at the end of the period.

See notes to financial statements.

RMR Hospitality and Real Estate Fund
Notes to Financial Statements

June 30, 2007 (unaudited)

Note A

(1)  Organization

RMR Hospitality and Real Estate Fund, or the Fund, was organized as a Massachusetts business trust on January 27, 2004, and is registered under the Investment Company Act of 1940, as amended, or the 1940 Act, as a non-diversified closed-end management investment company. The Fund had no operations until April 27, 2004, other than matters relating to the Fund's establishment and registration of the Fund's common shares under the Securities Act of 1933.

(2)  Interim Financial Statements

The accompanying June 30, 2007, financial statements have been prepared without audit. The Fund believes that disclosures made are adequate to make the information presented not misleading. In the opinion of the Fund's management, all adjustments, which include normal recurring adjustments considered necessary for a fair presentation, have been included. The Fund's operating results for this interim period are not necessarily indicative of the results that may be expected in the future.

(3)  Use of Estimates

Preparation of these financial statements in conformity with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. The actual results could differ from these estimates particularly for reasons described in Note A (7), and for other reasons.

(4)  Portfolio Valuation

Investment securities of the Fund are valued at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the last available bid price on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:06 p.m., eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Some fixed income securities may be valued using pricing provided by a pricing service. Any of the Fund's securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund's board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost, which when combined with interest accrued, approximates market value.

(5)  Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

(6)  Federal Taxes

The Fund has qualified and intends to qualify in the future as a "regulated investment company" and to comply with the applicable provisions of subchapter M of the Internal Revenue Code of 1986, as amended, so that it will generally not be subject to federal income tax. However, the Fund may be subject to a 4% excise tax to the extent the Fund does not distribute substantially all taxable earnings each year.

(7)  Distributable Earnings

The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to pay a stable distribution amount to common shareholders on a monthly basis and distributions to Fund shareholders are declared pursuant to this policy. On July 12, 2007, the Fund declared regular monthly distributions of $0.125 per common share payable in August and September and a special distribution consisting entirely of long term capital gains of $1.10 per share payable on September 14, 2007. Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions may consist of ordinary income (net investment income and short term capital gains), long term capital gains and return of capital. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carry-forwards, it is the policy of the Fund not to distribute such gains. Distributions to preferred shareholders are determined as described in Note D.

The Fund has substantial investments in real estate investment trusts, or REITs, which are generally not subject to federal income taxes. Distributions that the Fund received from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible to characterize distributions received from REITs during interim periods because the issuers do not report their tax characterization until subsequent to year end. Final characterization of the Fund's 2007 distributions to shareholders is also dependent upon the magnitude or timing of the Fund's securities transactions prior to year end. Therefore it is likely that some portion of the Fund's 2007 investment income and distributions to shareholders will be recharacterized as long term capital gain and return of capital for financial statement and federal income tax purposes subsequent to year end and reflected accordingly in the Fund's year end financial statements.

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund's investments for federal income tax purposes as of June 30, 2007, are as follows:

Cost	$82,426,185

Gross unrealized appreciation	$7,834,206
Gross unrealized depreciation	(2,709,553)

Net unrealized appreciation/(depreciation)	$5,124,653

(8)  Concentration of Risk

Under normal market conditions, the Fund's investments are concentrated in income producing common shares, preferred shares and debt securities, including convertible preferred and debt securities, issued by hospitality and real estate companies and REITs. The value of Fund shares may fluctuate more than the shares of a fund not concentrated in the hospitality and real estate industries due to economic, legal, regulatory, technological or other developments affecting the United States hospitality and real estate industries.

(9)  Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board, or FASB, issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes", or FIN 48. FIN 48 was effective for the fiscal years beginning after December 15, 2006. The Securities and Exchange Commission delayed the application of FIN 48 to open and closed end funds to not later than June 29, 2007. FIN 48 prescribes how the Fund should recognize, measure and present in the Fund's financial statements uncertain tax provisions that have been taken or expected to be taken in a tax return. Pursuant to FIN 48 the Fund can recognize a tax benefit only if it is "more likely than not" that a particular tax position will be sustained upon examination or audit. To the extent the "more likely than not" standard has been satisfied the benefits associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement. As required, the Fund adopted FIN 48 effective June 29, 2007, and concluded that the effect is not material to its financial statements.

In September 2006, FASB issued Statement of Accounting Standards No. 157, "Fair Value Measurement", or SFAS 157, which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands required disclosures about fair value measurements. The Fund is currently evaluating the impact, if any, the adoption of SFAS 157 will have on its financial statements.

(10)   Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objectives and principal investment strategies and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 3% of the total outstanding voting securities of any one investment company would be held by the Fund, (ii) more than 5% of the Fund's total assets would be invested in any one investment company or (iii) more than 10% of the Fund's total assets would be invested in securities of other investment companies. Other provisions of the 1940 Act are less restrictive provided that the Fund is able to meet certain conditions. These limitations do not apply to the acquisition of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another investment company and the acquisition of money market instruments. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Note B

Advisory and Administration Agreements and Other Transactions with Affiliates

The Fund has an advisory agreement with RMR Advisors, Inc., or RMR Advisors, to provide the Fund with a continuous investment program, to make day-to-day investment decisions and to generally manage the business affairs of the Fund in accordance with its investment objectives and policies. Pursuant to the agreement, RMR Advisors is compensated at an annual rate of 0.85% of the Fund's average daily managed assets. Managed assets means the total assets of the Fund less liabilities other than any indebtedness entered into for purposes of leverage. For purposes of calculating managed assets, the liquidation preference of preferred shares are not considered liabilities.

RMR Advisors has contractually agreed to waive a portion of its annual fee equal to 0.25% of the Fund's average daily managed assets, until April 27, 2009. The Fund incurred net advisory fees of $274,134 during the six months ended June 30, 2007.

RMR Advisors, and not the Fund, has contractually agreed to pay the lead underwriters of the Fund's initial public offering, an aggregate annual fee equal to 0.15% of the Fund's managed assets. This fee is paid quarterly in arrears during the term of RMR Advisors' advisory agreement and is paid by RMR Advisors, not the Fund. The aggregate fees paid pursuant to the contract plus reimbursement of legal expenses of the underwriters will not exceed 4.5% of the total price of the common shares in the initial public offering.

RMR Advisors also performs administrative functions for the Fund pursuant to an administration agreement with the Fund. RMR Advisors has entered into a subadministration agreement with State Street Bank and Trust Company, or State Street, to perform substantially all Fund accounting and other administrative services. Under the administration agreement, RMR Advisors is entitled to reimbursement of the cost of providing administrative services. The Fund reimbursed RMR Advisors for $53,951 of subadministrative fees charged by State Street for the six months ended June 30, 2007.

Each trustee who is not a director, officer or employee of RMR Advisors and who is not an "interested person" of the Fund as defined under the 1940 Act, is considered to be a "disinterested trustee". Disinterested trustees are each paid by the Fund an annual fee plus fees for board and committee meetings. The Fund incurred $9,780 of trustee fees and expenses during the six months ended June 30, 2007.

The Fund's board of trustees and separately the disinterested trustees authorized the Fund to make reimbursement payments to RMR Advisors for costs related to the Fund's compliance and internal audit programs. The Fund incurred $22,817 of compliance and internal audit expense during the six months ended June 30, 2007. The Fund also participates in pooled insurance programs with RMR Advisors and other funds managed by RMR Advisors and makes payments of allocated portions of related premiums. The Fund incurred $9,975 of insurance expense during the six months ended June 30, 2007.

Note C

Securities Transactions

During the six months ended June 30, 2007, there were purchases and sales transactions (excluding short term securities) of $12,796,811 and $13,843,511, respectively. Brokerage commissions on securities transactions amounted to $20,033 during the six months ended June 30, 2007.

Note D

Preferred Shares

The Fund's 1,120 outstanding Series Th auction preferred shares, have a liquidation preference of $25,000 per share, plus an amount equal to accumulated but unpaid distributions. The preferred shares are senior to the Fund's common shares and rank on parity with any other class or series of preferred shares of the Fund as to the payment of periodic distributions, including distribution of assets upon liquidation. If the Fund does not timely cure a failure to (1) maintain asset coverage for the preferred shares as required by rating agencies, or (2) maintain asset coverage, as defined in the 1940 Act, of at least 200%, the preferred shares will be subject to redemption in an amount equal to their liquidation preference plus accumulated but unpaid distributions. The holders of the preferred shares have voting rights equal to the holders of the Fund's common shares and generally vote together with the holders of the common shares as a single class. Holders of the preferred shares, voting as a separate class, also are entitled to elect two of the Fund's trustees. The Fund pays distributions on the preferred shares at a rate set at auctions held generally every seven days. Distributions are generally payable every seven days, on the first business day following the end of a distribution period. The preferred share distribution rate was 4.85% per annum as of June 30, 2007.

Note E

Submission of Proposals to a Vote of Shareholders

The annual meeting of Fund shareholders was held on March 8, 2007. Following is a summary of the proposals submitted to shareholders for vote at the meeting and votes cast:

Proposal	Votes for	Votes withheld	Votes abstained
Common and Preferred shares
Election of Arthur G. Koumantzelis as trustee until the 2010 annual meeting.	1,051,758	15,893	—
Preferred shares
Election of Barry M. Portnoy as trustee until the 2010 annual meeting.	546	—	—

Note F

Litigation and Legal Fees

The Fund is involved in litigation with Bulldog Investors General Partnership, a hedge fund controlled by Mr. Phillip Goldstein and various affiliated entities and persons (collectively Bulldog). The purpose of this litigation is to enforce provisions of the Fund's organizational documents which limit ownership of the Fund and that appear to have been intentionally violated by Bulldog. This litigation was begun by the Fund in November 2006 after extended correspondence with Bulldog. Bulldog commenced a proxy contest to elect Mr. Goldstein and another Bulldog affiliate at the Fund's 2007 annual meeting and to promote various shareholder proposals; Bulldog's nominees were not elected and its proposals were not adopted at the 2007 annual meeting in March 2007. In May 2007, Bulldog's motion to dismiss the pending litigation was denied by the Massachusetts Superior Court. In June 2007, Bulldog sought to remove the litigation to the federal courts; the Fund is currently opposing this removal. In July 2007, Bulldog made a demand upon the Fund's board of trustees pursuant to the Massachusetts Universal Demand Statute which appears to be a prelude to a possible derivative action against the Fund or its trustees. During the six months ended June 30, 2007, the Fund incurred approximately $784,000 of expense in connection with the Bulldog litigation and related matters. In June 2007, the Fund amended its litigation against Bulldog to seek recovery of its expenses incurred in connection with Bulldog's activities.

Note G

Portfolio Management Changes

On May 21, 2007, Fernando Diaz and Adam D. Portnoy were appointed co-portfolio managers for the RMR Funds which invest in U.S. domestic securities: RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund and RMR Preferred Dividend Fund. Barry M. Portnoy remains a co-portfolio manager for these Funds. Mr. Diaz joined RMR Advisors as a Vice President on May 21, 2007. He also serves as Vice President of each of the RMR Funds. Mr. Adam Portnoy has been with RMR Advisors since 2004 and serves as its President. He also serves as President of each of the RMR Funds.

RMR F.I.R.E. Fund
June 30, 2007

To our shareholders,

In the pages that follow, you will find data summarizing our financial results for the six months ended June 30, 2007, and our financial position as of June 30, 2007.

Relevant Market Conditions

Financial Services Industry Fundamentals.    Companies in the financial sector witnessed an increase in earnings during the first half of 2007 as a result of strong trading gains and tight expense controls. Net interest margins, however, continued to remain under pressure as a result of the inverted yield curve which existed throughout most of this period, whereby the yield on longer term Treasury bonds was lower than the yield on shorter term Treasury obligations. Also during the period, credit quality of loans outstanding appeared well under control, with non-performing loans holding well below historical percentages.

The expectation by market participants of a rate cut, and a subsequent steepening in the yield curve, during the first half of the year as a result of a slowing housing market never materialized. Job and wage growth remained strong and inflation remained above the comfort level of the Federal Reserve allowing it to keep interest rates unchanged.

Toward the end of the first half of 2007, serious credit concerns emerged for those financial institutions with exposure to sub-prime home loans and for larger banks with exposure to bridge loans to private equity buyouts. Also, it appears unlikely that the second half of 2007 will see the same opportunities for trading gains and fee income at larger financial institutions as was earned during the past six months.

Real Estate Industry Fundamentals.    The operating environment for real estate companies continued to strengthen during the first half of 2007 as occupancy and rental rates trended higher. We expect real estate fundamentals to remain favorable during the second half of the year because of continued strength in the job market, a favorable supply picture (i.e., limited new development completion) and continued demand for commercial real estate properties by both domestic and foreign institutional investors.

Real Estate Industry Technicals.    The first half of the year was marked by increased volatility in the REIT market. REITs' share prices were up almost 14% for 2007 through early February driven by continued M&A activity, then gave back all of their gains and more through June, when the REIT market was down 9% on investor concern about a spillover effect from the sub-prime residential meltdown to commercial real estate, and REITs' share prices finished the first half of 2007 down 6%. While we believe volatility will continue during 2007, the pullback in REITs' share prices has resulted in very attractive valuations for the sector. REITs are trading at discounts to estimated net asset value of 10% to 15%, well below the long term average premium of 5% to 7%. We would not be surprised if the level of M&A activity intensifies for the remainder of 2007 given such discounted valuations. Of course M&A activity depends in large part upon the availability of financing. If the liquidity freeze which began in July (as we are writing this report) continues, M&A activity will cease and underlying net asset value and equity valuations may be challenged.

We believe that over the long term demand for real estate securities will continue to increase given the sector's attractive dividend yield and diversification benefits. These should be attractive features to investors as a larger portion of the U.S. population reaches retirement age.

Fund Strategies, Techniques and Performance

Our investment objective is to provide high total returns to our common shareholders through a combination of capital appreciation and current income. There can be no assurance that we will achieve our investment objective.

During the first six months of 2007, our total return on net asset value, or NAV (including NAV changes and assuming a hypothetical reinvestment of distributions at NAV), was negative 7.9%. During the same period the S&P 500 Financial Sector Index (an unmanaged index of financial services common stocks) total return was negative 0.8%, the total return for the MSCI US REIT Total Return Index (an unmanaged index of REIT common stocks) was negative 6.5% and the Merrill Lynch REIT Preferred Index (an unmanaged index of REIT preferred stocks) was 0.4%. We believe these three indices are relevant to us because our investments, excluding short term investments, as of June 30, 2007, included 18% financial services stocks, 41% REIT common stocks and 39% REIT preferred stocks. The S&P 500 Index (an unmanaged index published as Standard and Poor's Composite Index of 500 common stocks) total return for the first six months of 2007 was 6.4%.

Our biggest losses were in New Century Financial and Novastar Financial, two mortgage REITs with exposure to sub-prime home loans, which were down 98% and 73%, respectively, very shortly after the sub-prime crisis first surfaced in late February of 2007. The Fund's negative performance was somewhat offset by strong returns from our security selections in the hotel sub-sector. Eagle Hospitality Properties, one of our REIT holdings, was acquired at a 48% premium to the stock's closing price as of the end of 2006.

Thank you for your continued support. For more information, please view our website, at www.rmrfunds.com.

Sincerely,

Adam D. Portnoy
President

Portfolio holdings by sub-sector as a percentage of investments
(as of June 30, 2007) *

Banks & Thrifts	11%
Other Financial Services	7%
Mortgage REITs	13%
Diversified REITs	12%
Hospitality REITs	12%
Retail REITs	11%
Other REITs less than 10%	27%
Other	3%
Short term investments	4%

Total investments	100%

REITs	75%
Financial Services	18%
Other	3%
Short term investments	4%

Total investments	100%

*
These percentages represent the Fund's portfolio holdings by sub-sector as a percentage of total portfolio holdings and do not agree with the percentages included in the Portfolio of Investments schedule which represent the Fund's portfolio holdings by sub-sector as a percentage of the Fund's total net assets.

Company	Shares	Value

Common Stocks – 89.2%
Financial Services – 24.2%
Banks – 10.3%
Bank of America Corp.	10,000	$488,900
Cullen/Frost Bankers, Inc.	3,000	160,410
Farmers Capital Bank Corp.	3,035	87,803
Fifth Third Bancorp	3,000	119,310
First Commonwealth Financial Corp.	28,000	305,760
First Horizon National Corp.	11,400	444,600
Firstmerit Corp.	12,800	267,904
FNB Corp.	28,500	477,090
KeyCorp	7,000	240,310
National City Corp.	12,400	413,168
Regions Financial Corp.	4,000	132,400
Trustco Bank Corp. NY	23,400	231,192
U.S. Bancorp	1,000	32,950

		3,401,797
Thrifts – 6.2%
Beverly Hills Bancorp, Inc.	58	453
Capitol Federal Financial	9,605	354,617
Flagstar Bancorp, Inc.	25,000	301,250
IndyMac Bancorp, Inc.	5,500	160,435
New York Community Bancorp, Inc.	72,200	1,228,844

		2,045,599
Other Financial Services – 7.7%
American Capital Strategies, Ltd.	2,000	85,040
Centerline Holding Co.	44,200	795,600
Fannie Mae	13,000	849,290
Friedman Billings Ramsey Group, Inc. *	54,000	294,840
MCG Capital Corp.	32,000	512,640

		2,537,410
Total Financial Services (Cost $9,938,185)		7,984,806
Real Estate – 62.4%
Apartments – 4.9%
Apartment Investment & Management Co. *	10,000	504,200
AvalonBay Communities, Inc. *	3,000	356,640
Home Properties, Inc. *	300	15,579
Mid-America Apartment Communities, Inc. *	9,600	503,808
UDR, Inc. *	9,000	236,700

		1,616,927
See notes to financial statements and notes to portfolio of investments.

Diversified – 13.9%
Colonial Properties Trust *	15,780	$575,181
Cousins Properties, Inc. *	6,900	200,169
Crescent Real Estate Equities Co. *	46,900	1,052,436
Franklin Street Properties Corp. *	3,000	49,620
iStar Financial, Inc. *	7,000	310,310
Lexington Corporate Properties Trust *	56,400	1,173,120
Meruelo Maddux Properties, Inc. (a)	3,100	25,296
National Retail Properties, Inc. *	55,350	1,209,951

		4,596,083
Health Care – 10.7%
Care Investment Trust, Inc. *(a)	8,550	117,563
Health Care Property Investors, Inc. *	16,850	487,470
Health Care REIT, Inc. *	34,904	1,408,725
Healthcare Realty Trust, Inc. *	13,500	375,030
Medical Properties Trust, Inc. *	24,365	322,349
Nationwide Health Properties, Inc. *	26,400	718,080
OMEGA Healthcare Investors, Inc. *	5,000	79,150

		3,508,367
Hospitality – 3.2%
Ashford Hospitality Trust *	51,000	599,760
Eagle Hospitality Properties Trust, Inc. *	16,500	217,140
LaSalle Hotel Properties *	5,400	234,468

		1,051,368
Industrial – 5.4%
AMB Property Corp. *	3,000	159,660
DCT Industrial Trust, Inc. *	5,200	55,952
First Industrial Realty Trust, Inc. *	40,200	1,558,152

		1,773,764
Manufactured Homes – 2.4%
Sun Communities, Inc. *	27,000	803,790
See notes to financial statements and notes to portfolio of investments.

Mortgage – 10.4%
Abingdon Investment, Ltd. (b)	100,000	$948,000
Alesco Financial, Inc. *	142,400	1,157,712
American Mortgage Acceptance Co. *	7,400	74,370
Anthracite Capital, Inc. *	15,000	175,500
Jer Investors Trust, Inc. *	10,000	150,000
Newcastle Investment Corp. *	26,500	664,355
NovaStar Financial, Inc. *	37,500	261,750

		3,431,687
Office – 3.5%
American Financial Realty Trust *	54,000	557,280
Boston Properties, Inc. *	2,000	204,260
Parkway Properties, Inc. *	300	14,409
SL Green Realty Corp. *	3,000	371,670

		1,147,619
Retail – 6.5%
CBL & Associates Properties, Inc. *	3,000	108,150
Developers Diversified Realty Corp. *	3,000	158,130
Equity One, Inc. *	3,000	76,650
Feldman Mall Properties, Inc. *	5,000	57,000
Glimcher Realty Trust *	59,300	1,482,500
Realty Income Corp. *	200	5,038
Simon Property Group, Inc. *	2,000	186,080
Tanger Factory Outlet Centers, Inc. *	2,000	74,900

		2,148,448
Specialty – 1.0%
Getty Realty Corp. *	4,000	105,120
Resource Capital Corp. *	15,588	217,920

		323,040
Storage – 0.5%
U-Store-It Trust	10,000	163,900
Total Real Estate (Cost $21,830,113)		20,564,993
See notes to financial statements and notes to portfolio of investments.

Company	Shares	Value

Common Stocks – continued
Other – 2.6%
Iowa Telecommunication Services, Inc.	37,500	$852,375
Total Other (Cost $631,150)		852,375
Total Common Stocks (Cost $32,399,448)		29,402,174
Preferred Stocks – 62.7%
Real Estate – 59.7%
Apartments — 9.7%
Apartment Investment & Management Co., Series U *	32,500	832,000
Apartment Investment & Management Co., Series V *	27,700	701,918
Apartment Investment & Management Co., Series Y *	65,000	1,648,400

		3,182,318
Diversified – 6.0%
Cousins Properties, Inc., Series B *	20,000	499,000
Digital Realty Trust, Inc., Series A *	20,000	519,000
LBA Realty LLC, Series B *	45,000	945,000

		1,963,000
Health Care – 3.5%
Health Care REIT, Inc., Series F *	26,900	678,418
OMEGA Healthcare Investors Inc., Series D *	19,000	490,390

		1,168,808
Hospitality – 15.2%
Eagle Hospitality Properties Trust, Inc., Series A *	14,000	325,220
Entertainment Properties Trust, Series B *	40,000	1,016,000
Equity Inns, Inc., Series B *	50,000	1,185,500
FelCor Lodging Trust, Inc., Series C *	64,000	1,605,120
Host Marriott Corp., Series E *	10,000	264,600
Strategic Hotels & Resorts, Inc., Series B *	13,700	341,815
Winston Hotels, Inc., Series B *	10,900	276,533

		5,014,788
See notes to financial statements and notes to portfolio of investments.

Preferred Stocks – continued Real Estate – continued
Manufactured Homes – 0.5%
Affordable Residential Communities, Series A *	6,900	$171,465
Mortgage – 10.9%
Anthracite Capital, Inc., Series D *	6,000	139,950
Gramercy Capital Corp., Series A *	20,000	495,000
HomeBanc Corp., Series A *	10,000	182,000
MFA Mortgage Investments, Inc., Series A *	13,800	339,480
RAIT Investment Trust, Series B *	59,000	1,431,340
Thornburg Mortgage, Inc., Series C *	40,000	1,003,200

		3,590,970
Office – 2.4%
Alexandria Real Estate Equities, Inc., Series C *	31,600	808,012
Retail – 11.5%
CBL & Associates Properties, Inc., Series D *	10,000	250,200
Glimcher Realty Trust, Series F *	26,500	673,100
Glimcher Realty Trust, Series G *	41,000	1,022,950
Ramco-Gershenson Properties Trust, Series B *	36,000	909,360
Taubman Centers, Inc., Series G *	15,000	380,100
The Mills Corp., Series E *	9,500	257,070
The Mills Corp., Series G *	11,500	304,290

		3,797,070
Total Real Estate (Cost $20,241,462)		19,696,431
Financial Services – 3.0%
Corts-UNUM Provident Financial Trust	38,000	990,280
Total Financial Services (Cost $982,300)		990,280
Total Preferred Stocks (Cost $21,223,762)		20,686,711
Other Investment Companies – 1.8%
Alpine Total Dynamic Dividend Fund	19,960	413,970
Cornerstone Strategic Value Fund, Inc.	14,800	136,012
LMP Real Estate Income Fund, Inc.	1,300	28,028
Total Other Investment Companies (Cost $592,852)		578,010
See notes to financial statements and notes to portfolio of investments.

Company	Shares	Value

Short-Term Investments – 5.9%
Other Investment Companies – 5.9%
SSgA Money Market Fund, 4.98% (c) (Cost $1,958,271)	1,958,271	$1,958,271
Total Investments – 159.6% (Cost $56,174,333)		52,625,166
Other assets less liabilities – 1.1%		347,343
Preferred Shares, at liquidation preference – (60.7)%		(20,000,000)
Net Assets applicable to common shareholders – 100%		$32,972,509

Notes to Portfolio of Investments

*
Real Estate Investment Trust, or REIT
(a)
As of June 30, 2007, this security had not paid a distribution.
(b)
144A securities. Securities restricted for resale to Qualified Institutional Buyers (2.9% of net assets).
(c)
Rate reflects 7 day yield as of June 30, 2007.

See notes to financial statements.

RMR F.I.R.E. Fund
Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $56,174,333)	$52,625,166
Cash	598
Dividends and interest receivable	542,286
Receivable for securities sold	143,585
Other assets	8,419

Total assets	53,320,054

Liabilities
Payable for investment securities purchased	164,231
Advisory fee payable	26,793
Distributions payable – preferred shares	19,248
Accrued expenses and other liabilities	137,273

Total liabilities	347,545

Preferred shares, at liquidation preference
Auction preferred shares, Series W; $.001 par value per share; 800 shares issued and outstanding at $25,000 per share liquidation preference	20,000,000

Net assets attributable to common shares	$32,972,509

Composition of net assets
Common shares, $.001 par value per share; unlimited number of shares authorized, 1,484,000 shares issued and outstanding	$1,484
Additional paid-in capital	35,173,277
Undistributed net investment income	99,780
Accumulated net realized gain on investment transactions	1,247,135
Net unrealized depreciation on investments	(3,549,167)

Net assets attributable to common shares	$32,972,509

Net asset value per share attributable to common shares (based on 1,484,000 common shares outstanding)	$22.22

See notes to financial statements.

RMR F.I.R.E. Fund
Financial Statements – continued

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income
Dividends (cash distributions received or due)	$2,012,064
Interest	84,517

Total investment income	2,096,581

Expenses
Advisory	234,239
Administrative	53,923
Audit and legal	40,349
Custodian	37,537
Preferred share remarketing	24,992
Compliance and internal audit	22,817
Trustees' fees and expenses	11,149
Shareholder reporting	9,872
Other	43,169

Total expenses	478,047
Less: expense waived by the Advisor	(68,894)

Net expenses	409,153

Net investment income	1,687,428

Realized and unrealized loss on investments
Net realized loss on investments	(239,080)
Net change in unrealized appreciation/(depreciation) on investments	(3,799,806)

Net realized and unrealized loss on investments	(4,038,886)

Distributions to preferred shareholders from net investment income	(504,328)

Net decrease in net assets attributable to common shares resulting from operations	$(2,855,786)

See notes to financial statements.

RMR F.I.R.E. Fund
Financial Statements – continued

Statements of Changes in Net Assets

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets resulting from operations
Net investment income	$1,687,428	$2,537,768
Net realized gain (loss) on investments	(239,080)	2,091,017
Net change in unrealized appreciation/(depreciation) on investments	(3,799,806)	3,090,835
Distributions to preferred shareholders from:
Net investment income	(504,328)	(690,977)
Net realized gain on investments	—	(261,999)

Net increase (decrease) in net assets attributable to common shares resulting from operations	(2,855,786)	6,766,644

Distributions to common shareholders from:
Net investment income	(1,083,320)	(1,885,168)
Net realized gains on investments	—	(714,800)

Total increase (decrease) in net assets attributable to common shares	(3,939,106)	4,166,676
Net assets attributable to common shares
Beginning of period	36,911,615	32,744,939

End of period (including undistributed net investment income of $99,780 and $0, respectively)	$32,972,509	$36,911,615

Common shares issued and repurchased
Shares outstanding, beginning of period	1,484,000	1,484,000
Shares issued	—	—

Shares outstanding, end of period	1,484,000	1,484,000

See notes to financial statements.

Selected Data For A Common Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006	Year Ended December 31, 2005	For the Period November 22, 2004(a) to December 31, 2004

Per Common Share Operating Performance (b)
Net asset value, beginning of period	$24.87		$22.07	$23.99	$24.03	(c)

Income from Investment Operations
Net investment income (d)	1.14	(e)	1.71	1.28	.10
Net realized and unrealized appreciation/(depreciation) on investments	(2.72	)(e)	3.49	(1.01)	.17
Distributions to preferred shareholders (common stock equivalent basis) from:
Net investment income	(.34	)(e)	(.47)	(.28)	(.02)
Net realized gain on investments	—	(e)	(.18)	(.15)	—

Net increase (decrease) in net asset value from operations	(1.92)		4.55	(.16)	.25
Less: Distributions to common shareholders from:
Net investment income	(.73	)(e)	(1.27)	(1.09)	—
Net realized gain on investments	—	(e)	(.48)	(.67)	—
Common share offering costs charged to capital	—		—	—	(.04)
Preferred share offering costs charged to capital	—		—	—	(.25)

Net asset value, end of period	$22.22		$24.87	$22.07	$23.99

Market price, beginning of period	$22.20		$18.99	$24.05	$25.00

Market price, end of period	$19.95		$22.20	$18.99	$24.05

Total Return (f)
Total investment return based on:
Market price (g)	(7.04)%		27.44%	(14.00)%	(3.80)%
Net asset value (g)	(7.87)%		21.54%	(0.64)%	(0.17)%
Ratios/Supplemental Data:
Ratio to average net assets attributable to common shares of:
Net investment income, before total preferred share distributions (d)	9.57	%(e)(h)	7.42%	5.64%	3.92	%(h)
Total preferred share distributions	2.86	%(h)	2.78%	1.88%	0.58	%(h)
Net investment income, net of preferred share distributions (d)	6.71	%(e)(h)	4.64%	3.76%	3.34	%(h)
Expenses, net of fee waivers	2.32	%(h)	2.39%	2.63%	3.45	%(h)
Expenses, before fee waivers	2.71	%(h)	2.78%	3.03%	3.73	%(h)
Portfolio Turnover Rate	48.31%		59.48%	64.96%	0.00%
Net assets attributable to common shares, end of period (000s)	$32,973		$36,912	$32,745	$35,594
Preferred shares, liquidation preference ($25,000 per share) (000s)	$20,000		$20,000	$20,000	$20,000
Asset coverage per preferred share (i)	$66,216		$71,140	$65,931	$69,493
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value at November 22, 2004, reflects the deduction of the average sales load and offering costs of $0.97 per share paid by the holders of common share from the $25.00 offering price. We paid a sales load and offering cost of $1.125 per share on 1,280,000 common shares sold to the public and no sales load or offering costs on 200,000 common shares sold to affiliates of RMR Advisors for $25 per share.
(d)
Amounts are net of expenses waived by RMR Advisors.
(e)
As discussed in Note A (7) to the financial statements, these amounts are subject to change to the extent 2007 distributions by the issuers of the Fund's investments are characterized as capital gains and return of capital.
(f)
Total returns for periods of less than one year are not annualized.
(g)
Total return based on per share market price assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated; dividends and distributions, if any, are assumed to be reinvested at market prices on the ex-dividend date. The total return based net asset value, or NAV, assumes the purchase of common shares at NAV on the first day and sales of common shares at NAV on the last day of the period indicated; distributions are assumed to be reinvested at NAV on the ex-dividend date. Results represent past performance and do not guarantee future results. Total return would have been lower if RMR Advisors had not contractually waived a portion of its investment advisory fee.
(h)
Annualized.
(i)
Asset coverage per share equals net assets attributable to common shares plus the liquidation preference of the preferred shares divided by the total number of preferred shares outstanding at the end of the period.

See notes to financial statements.

RMR F.I.R.E. Fund
Notes to Financial Statements

June 30, 2007 (unaudited)

Note A

(1)  Organization

RMR F.I.R.E. Fund, or the Fund, was organized as a Massachusetts business trust on August 6, 2004, and is registered under the Investment Company Act of 1940, as amended, the 1940 Act, as a non-diversified closed-end management investment company. The Fund had no operations until November 22, 2004, other than matters relating to the Fund's establishment and registration of the Fund's common shares under the Securities Act of 1933.

(2)  Interim Financial Statements

The accompanying June 30, 2007, financial statements have been prepared without audit. The Fund believes that disclosures made are adequate to make the information presented not misleading. In the opinion of the Fund's management, all adjustments, which include normal recurring adjustments considered necessary for a fair presentation, have been included. The Fund's operating results for this interim period are not necessarily indicative of the results that may be expected on an annual basis or in the future.

(3)  Use of Estimates

Preparation of these financial statements in conformity with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. The actual results could differ from these estimates particularly for reasons described in Note A (7), and for other reasons.

(4)  Portfolio Valuation

Investment securities of the Fund are valued at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the last available bid price on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:06 p.m., eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Some fixed income securities may be valued using pricing provided by a pricing service. Any of the Fund's securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund's board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost, which when combined with interest accrued, approximates market value.

(5)  Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

(6)  Federal Taxes

The Fund has qualified and intends to qualify in the future as a "regulated investment company" and to comply with the applicable provisions of subchapter M of the Internal Revenue Code of 1986, as amended, so that it will generally not be subject to federal income tax. However, the Fund may be subject to a 4% excise tax to the extent the Fund does not distribute substantially all taxable earnings each year.

(7)  Distributable Earnings

The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to pay a stable distribution amount to common shareholders on a monthly basis and distributions to Fund shareholders are declared pursuant to this policy. On July 12, 2007, the Fund declared regular monthly distributions of $0.146 per common share payable in August and September 2007. Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions may consist of ordinary income (net investment income and short term capital gains), long term capital gains and return of capital. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carry-forwards, it is the policy of the Fund not to distribute such gains. Distributions to preferred shareholders are determined as described in Note D.

The Fund has substantial investments in real estate investment trusts, or REITs, which are generally not subject to federal income taxes. Distributions that the Fund received from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible to characterize distributions received from REITs during interim periods because the issuers do not report their tax characterization until subsequent to year end. Final characterization of the Fund's 2007 distributions to shareholders is also dependent upon the magnitude or timing of the Fund's securities transactions prior to year end. Therefore it is likely that some portion of the Fund's 2007 investment income and distributions to shareholders will be recharacterized as long term capital gain and return of capital for financial statement and federal income tax purposes subsequent to year end and reflected accordingly in the Fund's year end financial statements.

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund's investments for federal income tax purposes as of June 30, 2007, are as follows:

Cost	$56,174,333

Gross unrealized appreciation	$1,120,407
Gross unrealized depreciation	(4,669,574)

Net unrealized appreciation/(depreciation)	$(3,549,167)

(8)  Concentration of Risk

Under normal market conditions, the Fund's investments will be concentrated in income producing common shares and preferred shares issued by F.I.R.E. companies. F.I.R.E. is a commonly used acronym for the combined financial services, insurance and real estate companies. The value of Fund shares may fluctuate more than the shares of a fund not concentrated in the F.I.R.E. industries due to economic, legal, regulatory, technological or other developments affecting the United States F.I.R.E. industries.

(9)  Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board, or FASB, issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes", or FIN 48. FIN 48 was effective for the fiscal years beginning after December 15, 2006. The Securities and Exchange Commission delayed the application of FIN 48 to open and closed end funds to not later than June 29, 2007. FIN 48 prescribes how the Fund should recognize, measure and present in the Fund's financial statements uncertain tax provisions that have been taken or expected to be taken in a tax return. Pursuant to FIN 48 the Fund can recognize a tax benefit only if it is "more likely than not" that a particular tax position will be sustained upon examination or audit. To the extent the "more likely than not" standard has been satisfied the benefits associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement. As required, the Fund adopted FIN 48 effective June 29, 2007, and concluded that the effect is not material to its financial statements.

In September 2006, FASB issued Statement of Accounting Standards No. 157, "Fair Value Measurement", or SFAS 157, which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands required disclosures about fair value measurements. The Fund is currently evaluating the impact, if any, the adoption of SFAS 157 will have on its financial statements.

(10)   Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objectives and principal investment strategies and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 3% of the total outstanding voting securities of any one investment company would be held by the Fund, (ii) more than 5% of the Fund's total assets would be invested in any one investment company or (iii) more than 10% of the Fund's total assets would be invested in securities of other investment companies. Other provisions of the 1940 Act are less restrictive provided that the Fund is able to meet certain conditions. These limitations do not apply to the acquisition of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another investment company and the acquisition of money market instruments. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Note B

Advisory and Administration Agreements and Other Transactions with Affiliates

The Fund has an advisory agreement with RMR Advisors, Inc., or RMR Advisors, to provide the Fund with a continuous investment program, to make day-to-day investment decisions and to generally manage the business affairs of the Fund in accordance with its investment objectives and policies. Pursuant to this agreement, RMR Advisors is compensated at an annual rate of 0.85% of the Fund's average daily managed assets. Managed assets means the total assets of the Fund less liabilities other than any indebtedness entered for purposes of leverage. For purposes of calculating managed assets, the liquidation preference of preferred shares are not considered liabilities.

RMR Advisors has contractually agreed to waive a portion of its annual fee equal to 0.25% of the Fund's average daily managed assets, until November 22, 2009. The Fund incurred net advisory fees of $165,345 during the six months ended June 30, 2007.

RMR Advisors, and not the Fund, has contractually agreed to pay the lead underwriter of the Fund's initial public offering, an annual fee equal to 0.15% of the Fund's managed assets. This fee is paid quarterly in arrears during the term of RMR Advisors' advisory agreement and is paid by the RMR Advisors, not the Fund. The aggregate fees paid pursuant to the contract plus reimbursement of legal expenses of the underwriters will not exceed 4.5% of the total price of the common shares in the initial public offering.

RMR Advisors also performs administrative functions for the Fund pursuant to an administration agreement with the Fund. RMR Advisors has entered into a subadministration agreement with State Street Bank and Trust Company, or State Street, to perform substantially all Fund accounting and other administrative services. Under the administration agreement, RMR Advisors is entitled to reimbursement of the cost of providing administrative services. The Fund reimbursed RMR Advisors for $53,923 of subadministrative fees charged by State Street for the six months ended June 30, 2007.

Each trustee who is not a director, officer or employee of RMR Advisors and who is not an "interested person" of the Fund as defined under the 1940 Act, is considered to be a "disinterested trustee". Disinterested trustees are each paid by the Fund an annual fee plus fees for board and committee meetings. The Fund incurred $11,149 of trustee fees and expenses during the six months ended June 30, 2007.

The Fund's board of trustees and separately the disinterested trustees authorized the Fund to make reimbursement payments to RMR Advisors for costs related to the Fund's compliance and internal audit programs. The Fund incurred $22,817 of compliance and internal audit expense during the six months ended June 30, 2007. The Fund also participates in pooled insurance programs with RMR Advisors and other funds managed by RMR Advisors and makes payments of allocated portions of related premiums. The Fund incurred $11,576 of insurance expense during the six months ended June 30, 2007.

Note C

Securities Transactions

During the six months ended June 30, 2007, there were purchases and sales transactions (excluding short term securities) of $25,275,451 and $26,371,745, respectively. Brokerage commissions on securities transactions amounted to $36,021 during the six months ended June 30, 2007.

Note D

Preferred Shares

The Fund's 800 outstanding Series W auction preferred shares have a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid distributions. The preferred shares are senior to the Fund's common shares and rank on parity with any other class or series of preferred shares of the Fund as to the payment of periodic distributions, including distribution of assets upon liquidation. If the Fund does not timely cure a failure to (1) maintain asset coverage for the preferred shares as required by rating agencies, or (2) maintain asset coverage, as defined in the 1940 Act, of at least 200%, the preferred shares will be subject to redemption in an amount equal to their liquidation preference plus accumulated but unpaid distributions.

The holders of the preferred shares have voting rights equal to the holders of the Fund's common shares and generally vote together with the holders of the common shares as a single class. Holders of the preferred shares, voting as a separate class, also are entitled to elect two of the Fund's trustees. The Fund pays distributions on the preferred shares at a rate set at auctions held generally every seven days. Distributions are generally payable every seven days, on the first business day following the end of a distribution period. The preferred share distribution rate was 4.95% per annum as of June 30, 2007.

Note E

Submission of Proposals to a Vote of Shareholders

The annual meeting of Fund shareholders was held on May 8, 2007. Following is a summary of the proposals submitted to shareholders for vote at the meeting and the votes cast:

Proposal	Votes for	Votes withheld	Votes abstained
Common and Preferred shares
Election of Arthur G. Koumantzelis as trustee until the 2010 annual meeting.	1,440,659	20,391	—
Preferred shares
Election of Barry M. Portnoy as trustee until the 2010 annual meeting.	780	12	—
Proposal	Votes for	Votes against	Votes abstained	Broker Non-Vote
Common and Preferred shares
Amendment to declaration of trust to explicitly provide that any shareholder that breaches the Fund's declaration of trust or bylaws will indemnify and hold harmless the Fund (and, if applicable, any charitable trustee) from and against all costs, expenses, penalties, fines and other amounts, including attorneys' and other professional fees, arising from the shareholder's breach, together with interest on such amounts.	564,075	17,826	18,986	860,163

Note F

Portfolio Management Changes

On May 21, 2007, Fernando Diaz and Adam D. Portnoy were appointed co-portfolio managers for the RMR Funds which invest in U.S. domestic securities: RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund and RMR Preferred Dividend Fund. Barry M. Portnoy remains a co-portfolio manager for these Funds. Mr. Diaz joined RMR Advisors as a Vice President on May 21, 2007. He also serves as Vice President of each of the RMR Funds. Mr. Adam Portnoy has been with RMR Advisors since 2004 and serves as its President. He also serves as President of each of the RMR Funds.

RMR Preferred Dividend Fund
June 30, 2007

To our shareholders,

In the pages that follow, you will find data summarizing our financial results for the six months ended June 30, 2007, and our financial position as of June 30, 2007.

Relevant Market Conditions

An important characteristic of the market for preferred securities during the first half of 2007, especially preferred securities of REITs, has been the reduced amount of securities available for investment. An unprecedented number of going private transactions combined with regular redemptions and few new quality issues has lead some investors, including the Fund, to focus more on other yield securities, such as dividend paying REIT common shares.

Real Estate Industry Fundamentals.    The operating environment for real estate companies continued to strengthen during the first half of 2007 as occupancy and rental rates trended higher. We expect real estate fundamentals to remain favorable during the second half of the year because of continued strength in the job market, a favorable supply picture (i.e., limited new development completion) and continued demand for commercial real estate properties by both domestic and foreign institutional investors.

Real Estate Industry Technicals.    The first half of the year was marked by increased volatility in the REIT market. REITs' share prices were up almost 14% for 2007 through early February driven by continued M&A activity, then gave back all of their gains and more through June, when the REIT market was down 9% on investor concern about a spillover effect from the sub-prime residential meltdown to commercial real estate, and REITs' share prices finished the first half of 2007 down 6%. While we believe volatility will continue during 2007, the pullback in REITs' share prices has resulted in very attractive valuations for the sector. REITs are trading at discounts to estimated net asset value of 10% to 15%, well below the long term average premium of 5% to 7%. We would not be surprised if the level of M&A activity intensifies for the remainder of 2007 given such discounted valuations. Of course M&A activity depends in large part upon the availability of financing. If the liquidity freeze which began in July (as we are writing this report) continues, M&A activity will cease and underlying net asset value and equity valuations may be challenged.

We believe that over the long term demand for real estate securities will continue to increase given the sector's attractive dividend yield and diversification benefits. These should be attractive features to investors as a larger portion of the U.S. population reaches retirement age.

Fund Strategies, Techniques and Performance

Our primary investment objective is to provide our common shareholders high current income. Our secondary investment objective is capital appreciation. There can be no assurance that we will achieve our investment objectives.

During the first six months of 2007 our total return on net asset value, or NAV (including NAV changes and assuming a hypothetical reinvestment of distributions at NAV), was negative 4.9%. During that same period, the total return for the Merrill Lynch REIT Preferred Index (an unmanaged index of REIT preferred stocks) was 0.4%. We believe this index is relevant to us because our investments as of June 30, 2007, excluding short term investments, included 77% REIT preferred stocks. The S&P 500 Index (an unmanaged index published as Standard and Poor's Composite Index of 500 Stocks) total return for the first six months of 2007 was 6.9%.

Despite the REIT preferred market being flat to slightly down for the first half of the year, our comparatively poor performance was affected by our prior holdings in New Century Financial's preferred securities, a mortgage REIT with exposure to sub-prime home loans which eventually was forced into bankruptcy.

Thank you for your continued support. For more information, please view our website, at www.rmrfunds.com.

Sincerely,

Adam D. Portnoy
President

Portfolio holdings by sub-sector as a percentage of investments
(as of June 30, 2007) *

Hospitality real estate	24%
Mortgage real estate	23%
Retail real estate	14%
Other, less than 10%	36%
Short term investments	3%

Total investments	100%

REITs	80%
Other	17%
Short term investments	3%

Total investments	100%

*
These percentages represent the Fund's portfolio holdings by sub-sector as a percentage of total portfolio holdings and do not agree with the percentages included in the Portfolio of Investments schedule which represent the Fund's portfolio holdings by sub-sector as a percentage of the Fund's total net assets.

RMR Preferred Dividend Fund
Portfolio of Investments – June 30, 2007 (unaudited)

Company	Shares	Value

Preferred Stocks – 121.1% Real Estate Investment Trusts – 113.5%
Apartments – 5.5%
Apartment Investment & Management Co., Series G	56,400	$1,441,020
Associated Estates Realty Corp., Series B	39,800	1,034,402

		2,475,422
Diversified – 13.4%
Colonial Properties Trust, Series D	10,000	254,300
Crescent Real Estate Equities Co., Series B	163,700	4,149,795
Digital Realty Trust, Inc., Series A	40,000	1,038,000
LBA Realty LLC, Series B	25,000	525,000

		5,967,095
Health Care – 0.4%
LTC Properties, Inc., Series F	4,000	99,200
OMEGA Healthcare Investors Inc., Series D	3,200	82,592

		181,792
Hospitality – 36.6%
Ashford Hospitality Trust, Series A	58,000	1,490,890
Eagle Hospitality Properties Trust, Inc., Series A	95,000	2,206,850
Equity Inns, Inc., Series B	83,800	1,986,898
FelCor Lodging Trust, Inc., Series C	167,400	4,198,392
Hersha Hospitality Trust, Series A	99,500	2,483,520
Highland Hospitality Corp., Series A	120,000	3,006,000
Host Marriott Corp., Series E	15,000	396,900
Strategic Hotels & Resorts, Inc., Series B	6,800	169,660
Strategic Hotels & Resorts, Inc., Series C	4,000	101,520
Sunstone Hotel Investors, Inc., Series A	12,500	314,500

		16,355,130
Manufactured Homes – 5.4%
Affordable Residential Communities, Series A	97,200	2,415,420
Mortgage – 28.9%
Accredited Mortgage Loan REIT Trust, Series A	1,500	31,590
American Home Mortgage Investment Corp., Series A	92,000	2,236,520
Anthracite Capital, Inc., Series C	3,000	76,740
Anthracite Capital, Inc., Series D	51,000	1,189,575
Impac Mortgage Holdings, Inc., Series B	54,900	1,067,805
Impac Mortgage Holdings, Inc., Series C	57,400	1,130,780
MFA Mortgage Investments, Inc., Series A	40,000	984,000
Newcastle Investment Corp., Series B	120,000	2,996,400
NorthStar Realty Finance Corp., Series A	20,000	495,000
NorthStar Realty Finance Corp., Series B	76,000	1,804,240
RAIT Financial Trust, Series C	32,000	800,000
Thornburg Mortgage, Inc., Series C	2,500	62,700

		12,875,350
Office – 2.2%
DRA CRT Acquisition Corp., Series A	40,060	971,455
See notes to financial statements and notes to portfolio of investments.

Company	Shares	Value

Preferred Stocks – continued Real Estate Investment Trusts – continued
Retail – 21.1%
Cedar Shopping Centers, Inc., Series A	27,000	$705,780
Glimcher Realty Trust, Series F	30,000	762,000
Pennsylvania Real Estate Investment Trust, Series A	59,000	3,110,480
The Mills Corp., Series B	6,000	162,660
The Mills Corp., Series C	107,500	2,914,325
The Mills Corp., Series E	13,600	368,016
The Mills Corp., Series G	52,500	1,389,150

		9,412,411
Total Real Estate Investment Trusts (Cost $52,825,452)		50,654,075
Other – 7.6%
Ford Motor Co., 6/15/43 Series	9,400	182,924
General Motors Corp., 5/15/48 Series	26,100	518,346
Great Atlantic & Pacific Tea Co., 8/01/39 Series	87,800	2,257,338
Red Lion Hotels Corp., 2/19/44 Series	15,925	424,561
Total Other (Cost $3,333,721)		3,383,169
Total Preferred Stocks (Cost $56,159,173)		54,037,244
Common Stocks – 10.3%
Real Estate Investment Trusts – 8.0%
Diversified – 0.8%
Colonial Properties Trust	9,800	357,210
Health Care – 0.6%
Care Investment Trust, Inc. (a)	10,600	145,750
Medical Properties Trust, Inc.	11,275	149,168

		294,918
Mortgage – 6.1%
Abingdon Investment, Ltd. (b)	150,000	1,422,000
Alesco Financial, Inc.	142,500	1,158,525
NovaStar Financial, Inc.	19,500	136,110

		2,716,635
Retail – 0.1%
Feldman Mall Properties, Inc.	5,000	57,000
Storage – 0.4%
U-Store-It Trust	10,000	163,900
Total Real Estate Investment Trusts (Cost $4,291,428)		3,589,663
See notes to financial statements and notes to portfolio of investments.

Company	Shares or Principal Amount	Value

Preferred Stocks – continued Real Estate Investment Trusts – continued
Other – 2.3%
American Capital Strategies, Ltd.	10,700	$454,964
Iowa Telecommunication Services, Inc.	24,500	556,885
Total Other (Cost $962,395)		1,011,849
Total Common Stocks (Cost $5,253,823)		4,601,512
Debt Securities – 14.8%
Ford Motor Co., 7.75%, 06/15/2043	$2,210,000	1,723,800
Ford Motor Co., 8.90%, 01/15/2032	557,000	484,590
General Motors Corp., 8.375%, 07/15/2033	2,000,000	1,825,000
Six Flags, Inc., 9.75%, 04/15/2013	2,740,000	2,579,025
Total Debt Securities (Cost $6,523,590)		6,612,415
Other Investment Companies – 1.5%
Alpine Total Dynamic Dividend Fund	22,295	462,398
Cornerstone Strategic Value Fund, Inc.	16,800	154,392
LMP Real Estate Income Fund, Inc.	1,150	24,794
Total Other Investment Companies (Cost $657,455)		641,584
Short-Term Investments – 4.0%
Other Investment Companies – 4.0%
SSgA Money Market Fund, 4.98% (c) (Cost $1,776,376)	1,776,376	1,776,376
Total Investments – 151.7% (Cost $70,370,417)		67,669,131
Other assets less liabilities – (1.2)%		(555,127)
Preferred Shares, at liquidation preference – (50.5)%		(22,500,000)
Net Assets applicable to common shareholders – 100%		$44,614,004

Notes to Portfolio of Investments

(a)
As of June 30, 2007, this security had not paid a distribution.
(b)
144A securities. Securities restricted for resale to Qualified Institutional Buyers (3.2% of net assets).
(c)
Rate reflects 7 day yield as of June 30, 2007.

See notes to financial statements.

RMR Preferred Dividend Fund
Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $70,370,417)	$67,669,131
Cash	8,600
Dividends and interest receivable	544,949
Other assets	7,380

Total assets	68,230,060

Liabilities
Payable for investment securities purchased	964,231
Distributions payable – preferred shares	21,879
Advisory fee payable	16,736
Accrued expenses and other liabilities	113,210

Total liabilities	1,116,056

Preferred shares, at liquidation preference
Auction preferred shares, Series M;
$.001 par value per share; 900 shares issued and
outstanding at $25,000 per share liquidation preference	22,500,000

Net assets attributable to common shares	$44,614,004

Composition of net assets
Common shares, $.001 par value per share;
unlimited number of shares authorized,
2,626,103 shares issued and outstanding	$2,626
Additional paid-in capital	49,656,127
Distributions in excess of net investment income	(71,759)
Accumulated net realized loss on investment transactions	(2,271,704)
Net unrealized depreciation on investments	(2,701,286)

Net assets attributable to common shares	$44,614,004

Net asset value per share attributable to common shares
(based on 2,626,103 common shares outstanding)	$16.99

See notes to financial statements.

RMR Preferred Dividend Fund
Financial Statements – continued

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income
Dividends (cash distributions received or due)	$2,451,019
Interest	385,237

Total investment income	2,836,256

Expenses
Advisory	291,286
Audit and legal	69,407
Administrative	53,927
Custodian	30,122
Preferred share remarketing	28,118
Compliance and internal audit	22,817
Trustees' fees and expenses	10,842
Shareholder reporting	10,595
Other	42,200

Total expenses	559,314
Less: expense waived by the Advisor	(188,479)

Net expenses	370,835

Net investment income	2,465,421

Realized and unrealized loss on investments
Net realized loss on investments	(2,321,360)
Net change in unrealized appreciation/(depreciation) on investments	(1,971,852)

Net realized and unrealized loss on investments	(4,293,212)

Distributions to preferred shareholders from net investment income	(570,465)

Net decrease in net assets attributable to common shares resulting from operations	$(2,398,256)

See notes to financial statements.

RMR Preferred Dividend Fund
Financial Statements – continued

Statement of Changes in Net Assets

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets resulting from operations
Net investment income	$2,465,421	$4,931,552
Net realized gain (loss) on investments	(2,321,360)	832,486
Net change in unrealized appreciation/(depreciation) on investments	(1,971,852)	2,897,321
Distributions to preferred shareholders from:
Net investment income	(570,465)	(902,855)
Net realized gain on investments	—	(147,481)

Net increase (decrease) in net assets attributable to common shares resulting from operations	(2,398,256)	7,611,023

Distributions to common shareholders from:
Net investment income	(1,966,715)	(4,028,697)
Net realized gains on investments	—	(658,083)
Capital shares transactions
Net proceeds from reinvestment of distributions	239,388	435,418

Net increase from capital transactions	239,388	435,418

Total increase (decrease) in net assets attributable to common shares	(4,125,583)	3,359,661
Net assets attributable to common shares
Beginning of period	48,739,587	45,379,926

End of period (including distributions in excess of net investment income of ($71,759) and $0, respectively)	$44,614,004	$48,739,587

Common shares issued and repurchased
Shares outstanding, beginning of period	2,613,188	2,589,311
Shares issued	—	—
Shares issued (reinvestment of distributions)	12,915	23,877

Shares outstanding, end of period	2,626,103	2,613,188

See notes to financial statements.

RMR Preferred Dividend Fund
Financial Highlights

Selected Data For A Common Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006	For the Period May 25, 2005(a) to December 31, 2005

Per Common Share Operating Performance
Net asset value, beginning of period	$18.65		$17.53	$19.09	(c)

Income from Investment Operations
Net investment income (b)(d)	.94	(e)	1.90	.93
Net realized and unrealized appreciation/(depreciation)
on investments	(1.63)	(e)	1.43	(1.22)
Distributions to preferred shareholders (common stock equivalent basis) from:
Net investment income	(.22)	(e)	(.35)	(.14)
Net realized gain on investments	—	(e)	(.06)	(.02)

Net increase (decrease) in net asset value from operations	(.91)		2.92	(.45)
Less: Distributions to common shareholders from:
Net investment income	(.75)	(e)	(1.55)	(.77)
Net realized gain on investments	—	(e)	(.25)	(.13)
Common share offering costs charged to capital	—		—	(.04)
Preferred share offering costs charged to capital	—		—	(.17)

Net asset value, end of period	$16.99		$18.65	$17.53

Market price, beginning of period	$20.75		$16.35	$20.00

Market price, end of period	$19.61		$20.75	$16.35

Total Return (f)
Total investment return based on:
Market price (g)	0.69%		39.90%	14.10%
Net asset value (g)	(4.92)%		17.48%	3.50%
Ratios/Supplemental Data:
Ratio to average net assets attributable to common shares of:
Net investment income, before total preferred share distributions (d)	10.67	% (e)(h)	10.47%	8.22	% (h)
Total preferred share distributions	2.47	% (h)	2.23%	1.40	% (h)
Net investment income, net of preferred share distributions (d)	8.20	% (e)(h)	8.24%	6.82	% (h)
Expenses, net of fee waivers	1.60	% (h)	1.45%	1.54	% (h)
Expenses, before fee waivers	2.42	% (h)	2.26%	2.29	% (h)
Portfolio Turnover Rate	12.43%		23.60%	5.60%
Net assets attributable to common shares, end of period (000s)	$44,614		$48,740	$45,380
Preferred shares, liquidation preference ($25,000 per share) (000s)	$22,500		$22,500	$22,500
Asset coverage per preferred share (i)	$74,571		$79,156	$75,422
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value at May 25, 2005, reflects the deduction of the average sales load and offering costs of $0.91 per share paid by the holders of common shares from the $20.00 offering price. We paid a sales load and offering cost of $0.94 per share on 2,237,500 common shares sold to the public and no sales load or offering costs on 67,500 common shares sold to affiliates of the RMR Advisors for $20 per share.
(d)
Amounts are net of expenses waived by RMR Advisors.
(e)
As discussed in Note A (7) to the financial statements, these amounts are subject to change to the extent 2007 distributions by the issuers of the Fund's investments are characterized as capital gains and return of capital.
(f)
Total returns for periods of less than one year are not annualized.
(g)
Total return based on per share market price assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated; dividends and distributions, if any, are assumed to be reinvested at market prices on the ex-dividend date. The total return based net asset value, or NAV, assumes the purchase of common shares at NAV on the first day and sales of common shares at NAV on the last day of the period indicated; distributions are assumed to be reinvested at NAV on the ex-dividend date. Results represent past performance and do not guarantee future results. Total return would have been lower if RMR Advisors had not contractually waived a portion of its investment advisory fee.
(h)
Annualized.
(i)
Asset coverage per share equals net assets attributable to common shares plus the liquidation preference of the preferred shares divided by the total number of preferred shares outstanding at the end of the period.

See notes to financial statements.

RMR Preferred Dividend Fund
Notes to Financial Statements

June 30, 2007 (unaudited)

Note A

(1)  Organization

RMR Preferred Dividend Fund, or the Fund, was organized as a Massachusetts business trust on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended, or the 1940 Act, as a non-diversified closed-end management investment company. The Fund had no operations until May 25, 2005, other than matters relating to the Fund's establishment and registration of the Fund's common shares under the Securities Act of 1933.

(2)  Interim Financial Statements

The accompanying June 30, 2007, financial statements have been prepared without audit. The Fund believes that disclosures made are adequate to make the information presented not misleading. In the opinion of the Fund's management, all adjustments, which include normal recurring adjustments considered necessary for a fair presentation, have been included. The Fund's operating results for this interim period are not necessarily indicative of the results that may be expected on an annual basis or in the future.

(3)  Use of Estimates

Preparation of these financial statements in conformity with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. The actual results could differ from these estimates particularly for reasons described in Note A (7), and for other reasons.

(4)  Portfolio Valuation

Investment securities of the Fund are valued at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the last available bid price on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:06 p.m., eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Some fixed income securities may be valued using pricing provided by a pricing service. Any of the Fund's securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund's board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost, which when combined with interest accrued, approximates market value.

(5)  Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

(6)  Federal Taxes

The Fund has qualified and intends to qualify in the future as a "regulated investment company" and to comply with the applicable provisions of subchapter M of the Internal Revenue Code of 1986, as amended, so that it will generally not be subject to federal income tax. However, the Fund may be subject to a 4% excise tax to the extent the Fund does not distribute substantially all taxable earnings each year.

(7)  Distributable Earnings

The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to pay a stable distribution amount to common shareholders on a monthly basis and distributions to Fund shareholders are declared pursuant to this policy. On July 12, 2007, the Fund declared distributions of $0.15 per common share payable in August and September 2007. Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions may consist of ordinary income (net investment income and short term capital gains), long term capital gains and return of capital. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carry-forwards, it is the policy of the Fund not to distribute such gains. Distributions to preferred shareholders are determined as described in Note D.

The Fund has substantial investments in real estate investment trusts, or REITs, which are generally not subject to federal income taxes. Distributions that the Fund received from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible to characterize distributions received from REITs during interim periods because the issuers do not report their tax characterization until subsequent to year. Final characterization of the Fund's 2007 distributions to shareholders is also dependent upon the magnitude or timing of the Fund's securities transactions prior to year end. Therefore it is likely that some portion of the Fund's 2007 investment income and distributions to shareholders will be recharacterized as long term capital gain and return of capital for financial statement and federal income tax purposes subsequent to year end and reflected accordingly in the Fund's year end financial statements.

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund's investments for federal income tax purposes as of June 30, 2007, are as follows:

Cost	$70,370,417

Gross unrealized appreciation	$907,340
Gross unrealized depreciation	(3,608,626)

Net unrealized appreciation/(depreciation)	$(2,701,286)

(8)  Concentration of Risk

Under normal market conditions, the Fund's investments will be concentrated in preferred securities issued by real estate investment trusts. The value of Fund shares may fluctuate more than the shares of a fund not concentrated in the real estate industry due to economic, legal, regulatory, technological or other developments affecting the United States real estate industry.

(9)  Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board, or FASB, issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes", or FIN 48. FIN 48 was effective for the fiscal years beginning after December 15, 2006. The Securities and Exchange Commission delayed the application of FIN 48 to open and closed end funds to not later than June 29, 2007. FIN 48 prescribes how the Fund should recognize, measure and present in the Fund's financial statements uncertain tax provisions that have been taken or expected to be taken in a tax return. Pursuant to FIN 48 the Fund can recognize a tax benefit only if it is "more likely than not" that a particular tax position will be sustained upon examination or audit. To the extent the "more likely than not" standard has been satisfied the benefits associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement. As required, the Fund adopted FIN 48 effective June 29, 2007, and concluded that the effect is not material to its financial statements.

In September 2006, FASB issued Statement of Accounting Standards No. 157, "Fair Value Measurement", or SFAS 157, which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands required disclosures about fair value measurements. The Fund is currently evaluating the impact, if any, the adoption of SFAS 157 will have on its financial statements.

(10)   Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objectives and principal investment strategies and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 3% of the total outstanding voting securities of any one investment company would be held by the Fund, (ii) more than 5% of the Fund's total assets would be invested in any one investment company or (iii) more than 10% of the Fund's total assets would be invested in securities of other investment companies. Other provisions of the 1940 Act are less restrictive provided that the Fund is able to meet certain conditions. These limitations do not apply to the acquisition of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another investment company and the acquisition of money market instruments. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

(11)   Common Shares

The Fund issued 12,915 common shares during the six months ended June 30, 2007 and 23,877 common shares during the year ended December 31, 2006, for a total consideration of $239,388 and $435,418 respectively, pursuant to its dividend reinvestment plan.

Note B

Advisory and Administration Agreements and Other Transactions with Affiliates

The Fund has an advisory agreement with RMR Advisors, Inc., or RMR Advisors, to provide the Fund with a continuous investment program, to make day-to-day investment decisions and to generally manage the business affairs of the Fund in accordance with its investment objectives and policies. Pursuant to this agreement, RMR Advisors is compensated at an annual rate of 0.85% of the Fund's average daily managed assets. Managed assets means the total assets of the Fund less liabilities other than any indebtedness entered into for purposes of leverage. For purposes of calculating managed assets the liquidation preference of preferred shares are not considered liabilities.

RMR Advisors has contractually agreed to waive a portion of its annual fee equal to 0.55% of the Fund's average daily managed assets, until May 24, 2010. The Fund incurred net advisory fees of $102,807 during the six months ended June 30, 2007.

RMR Advisors also performs administrative functions for the Fund pursuant to an administration agreement with the Fund. RMR Advisors has entered into a subadministration agreement with State Street Bank and Trust Company, or State Street, to perform substantially all Fund accounting and other administrative services. Under the administration agreement, RMR Advisors is entitled to reimbursement of the cost of providing administrative services. The Fund reimbursed RMR Advisors for $53,927 of subadministrative fees charged by State Street for the six months ended June 30, 2007.

Each trustee who is not a director, officer or employee of RMR Advisors and who is not an "interested person" of the Fund as defined under the 1940 Act, is considered to be a "disinterested trustee". Disinterested trustees are each paid by the Fund an annual fee plus fees for board and committee meetings. The Fund incurred $10,842 of trustee fees and expenses during the six months ended June 30, 2007.

The Fund's board of trustees and separately the disinterested trustees authorized the Fund to make reimbursement payments to RMR Advisors for costs related to the Fund's compliance and internal audit programs. The Fund incurred $22,817 of compliance and internal audit expense during the six months ended June 30, 2007. The Fund also participates in pooled insurance programs with RMR Advisors and other funds managed by RMR Advisors and makes payments of allocated portions of related premiums. The Fund incurred $9,835 of insurance expense during the six months ended June 30, 2007.

Note C

Securities Transactions

During the six months ended June 30, 2007, there were purchases and sales transactions (excluding short term securities) of $8,882,383 and $8,348,489, respectively. Brokerage commissions on securities transactions amounted to $4,981 during the six months ended June 30, 2007.

Note D

Preferred Shares

The Fund's 900 outstanding Series M auction preferred shares have a liquidation preference of $25,000 per share plus an amount equal to accumulated plus unpaid distributions. The preferred shares are senior to the Fund's common shares and rank on parity with any other class or series of preferred shares of the Fund as to the payment of periodic distributions, including distribution of assets upon liquidation. If the Fund does not timely cure a failure to (1) maintain asset coverage for the preferred shares as required by rating agencies, or (2) maintain asset coverage, as defined in the 1940 Act, of at least 200%, the preferred shares will be subject to redemption in an amount equal to their liquidation preference plus accumulated but unpaid distributions. The holders of the preferred shares have voting rights equal to the holders of the Fund's common shares and will generally vote together with the holders of the Fund's common shares as a single class. Holders of the preferred shares, voting as a separate class, also are entitled to elect two of the Fund's trustees. The Fund pays distributions on the preferred shares at a rate set at auctions held generally every seven days. Distributions are generally payable every seven days, on the first business day following the end of a distribution period. The preferred share distribution rate was 5.00% per annum as of June 30, 2007.

Note E

Submission of Proposals to a Vote of Shareholders

The annual meeting of Fund shareholders was held on May 8, 2007. Following is a summary of the proposals submitted to shareholders for vote at the meeting and the votes cast:

Proposal	Votes for	Votes withheld	Votes abstained
Common and Preferred shares
Election of Arthur G. Koumantzelis as trustee until the 2010 annual meeting.	2,554,635	26,250	—
Preferred shares
Election of Barry M. Portnoy as trustee until the 2010 annual meeting.	855	5	—
Proposal	Votes for	Votes against	Votes abstained	Broker Non-Vote
Common and Preferred shares
Amendment to declaration of trust to explicitly provide that any shareholder that breaches the Fund's declaration of trust or bylaws will indemnify and hold harmless the Fund (and, if applicable, any charitable trustee) from and against all costs, expenses, penalties, fines and other amounts, including attorneys' and other professional fees, arising from the shareholder's breach, together with interest on such amounts.	861,007	38,689	21,016	1,660,173

Note F

Portfolio Management Changes

On May 21, 2007, Fernando Diaz and Adam D. Portnoy were appointed co-portfolio managers for the RMR Funds which invest in U.S. domestic securities: RMR Real Estate Fund, RMR Hospitality and Real Estate Fund, RMR F.I.R.E. Fund and RMR Preferred Dividend Fund. Barry M. Portnoy remains a co-portfolio manager for these Funds. Mr. Diaz joined RMR Advisors as a Vice President on May 21, 2007. He also serves as Vice President of each of the RMR Funds. Mr. Adam Portnoy has been with RMR Advisors since 2004 and serves as its President. He also serves as President of each of the RMR Funds.

RMR Asia Pacific Real Estate Fund
June 30, 2007

To our shareholders,

In the pages that follow, you will find data summarizing our financial results for the six months ended June 30, 2007, and our financial position as of June 30, 2007.

Relevant Market Conditions

Real Estate Industry Fundamentals.    Economic growth in the Asian region remains strong and inflation appears to be generally under control. Authorities have been raising interest rates in China and India in order to slow down extreme growth, which appears to working in India but not yet in China. Official interest rates are expected to rise in Japan over the long term as they are currently very low; however, weak consumer demand has caused the monetary authority to slow the tightening process. As a result the Japanese yen has declined in value, or at least not risen as much as expected. Demand for office space in the financial centers of Tokyo, Hong Kong and Singapore has been very strong. This has led to low vacancy levels and some of the highest asking rents for years. Wage growth and low unemployment have resulted in rising consumer incomes and confidence. This supports retail sales and demand for residential property in most of the markets, except perhaps Japan. Strong exports from Japan, Korea and China have helped to revive the industrial real estate sector. The hotel sector is also buoyant, with strong occupancy and rising room rates.

Real Estate Industry Technicals.    Rising bond yields have damaged investor sentiment caused a serious correction in the real estate security markets in June. However, we expect stabilization in the credit markets and a gradual recovery in real estate securities over the remainder of this year. Demand for underlying real estate remains strong and property capital values continue to rise. There has only been one Real Estate Investment Trust, or REIT, initial public offering in Japan this year, which is a significant slowdown from last year. Singapore is becoming a major regional securities market center and it has seen several new REIT listings, including trusts with assets in India and Indonesia.

Fund Strategies, Techniques and Performance

Our primary investment objective is capital appreciation. There can be no assurance that we will achieve our investment objective.

During the first six months of 2007, our total return on net asset value, or NAV, was 12.9%. During that same period, the total return for the EPRA NAREIT Asia Index (an unmanaged index of Asia Pacific real estate common stocks) was 11.7%. We believe this index is relevant to us because all our investments as of June 30, 2007, excluding short term investments, were in securities of real estate companies in countries covered by this index. The S&P 500 Index (an unmanaged index published as Standard and Poor's Composite Index of 500 common stocks) total return for the same period was 6.9%.

Thank you for your continued support. For more information, please view our website, at www.rmrfunds.com.

Sincerely,

Adam D. Portnoy
President

Portfolio holdings by sub-sector as a percentage of investments
(as of June 30, 2007) *

Diversified	61%
Office	14%
Retail	14%
Others, less than 10%	10%
Short term investments	1%

Total investments	100%

Real Estate	99%
Short term investments	1%

Total investments	100%

Portfolio holdings by country (as of June 30, 2007) *

Japan	36%
Hong Kong	29%
Australia	18%
Singapore	12%
Others, less than 10%	4%
Short term investments	1%

Total	100%

*
These percentages represent the Fund's portfolio holdings by sub-sector as a percentage of total portfolio holdings and do not agree with the percentages included in the Portfolio of Investments schedule which represent the Fund's portfolio holdings by sub-sector as a percentage of the Fund's total net assets.

RMR Asia Pacific Real Estate Fund
Portfolio of Investments – June 30, 2007 (unaudited)

Company	Shares	Value

Common Stocks – 97.4% Australia – 16.6%
Apartments – 1.9%
Peet, Ltd.	260,000	$908,164
Diversified – 8.2%
Abacus Property Group	490,000	822,536
Charter Hall Group	400,000	963,101
GPT Group *	210,000	829,657
Multiplex Group *	140,000	583,965
Valad Property Group	378,700	637,308

		3,836,567
Office – 5.2%
Cromwell Group	958,898	963,350
Macquarie Goodman Group	260,000	1,481,277

		2,444,627
Retail – 1.3%
Centro Properties Group	85,000	612,536
Total Australia (Cost $6,861,395)		7,801,894
Hong Kong – 29.2%
Diversified – 12.4%
Greentown China Holdings, Ltd.	275,000	597,887
Guangzhou R&F Properties Co., Ltd., Class H	135,200	414,979
Hongkong Land Holdings, Ltd.	340,983	1,534,423
Hopson Development Holdings, Ltd.	330,000	926,374
Hysan Development Co., Ltd.	180,000	478,821
Kerry Properties, Ltd.	70,000	441,350
New World China Land, Ltd.	450,000	382,712
Shenzhen Investment, Ltd.	710,000	537,549
Shun TAK Holdings, Ltd.	340,000	501,790

		5,815,885
Hospitality – 6.5%
Regal Real Estate Investment Trust *(a)	2,200,000	748,414
Sun Hung Kai Properties, Ltd.	191,000	2,301,028

		3,049,442
Office – 3.4%
Champion Real Estate Investment Trust *	2,800,000	1,597,094
Retail – 6.9%
Hang Lung Properties, Ltd.	765,000	2,636,683
The Link REIT *	260,000	575,251

		3,211,934
Total Hong Kong (Cost $11,114,379)		13,674,355
See notes to financial statements and notes to portfolio of investments.

Common Stocks – continued
Japan – 35.3%
Apartments – 0.9%
Nippon Residential Investment Corp. *	71	$412,305
Diversified – 25.9%
Mitsubishi Estate Co., Ltd.	152,000	4,135,635
Mitsui Fudosan Co., Ltd	125,000	3,512,690
Shoei Co., Ltd.	22,000	461,888
Sumitomo Realty & Development Co., Ltd.	123,000	4,015,919

		12,126,132
Office – 5.1%
Nippon Building Fund, Inc. *	45	624,975
NTT Urban Development Corp.	920	1,785,827

		2,410,802
Retail – 3.4%
Diamond City Co., Ltd.	66,000	1,597,401
Total Japan (Cost $12,819,019)		16,546,640
Malaysia – 2.4%
Diversified – 2.4%
KLCC Property Holdings Berhad	690,000	727,473
SP Setia Berhad	158,000	395,858

		1,123,331
Total Malaysia (Cost $968,316)		1,123,331
Philippines – 2.0%
Diversified – 2.0%
Filinvest Land, Inc.	5,800,000	270,875
Megaworld Corp.	7,599,868	657,286

		928,161
Total Philippines (Cost $601,889)		928,161
Singapore – 11.9%
Diversified – 10.0%
Capitacommercial Trust *	465,000	890,054
Capitaland, Ltd.	242,000	1,280,549
CDL Hospitality Trusts *	420,000	674,963
Keppel Land, Ltd.	97,000	554,467
Singapore Land, Ltd.	34,000	253,209
Suntec Real Estate Investment Trust *	813,157	1,030,557

		4,683,799
See notes to financial statements and notes to portfolio of investments.

Common Stocks – continued
Singapore – continued
Retail – 1.9%
CapitaRetail China Trust *(a)	170,000	$350,939
Frasers Centrepoint Trust *	470,000	528,107

		879,046
Total Singapore (Cost $4,451,484)		5,562,845
Total Common Stocks (Cost $36,816,482)		45,637,226
Rights – 0.0%
Australia – 0.0%
Valad Property Group, Rights, expiring 7/17/07 (a) (Cost $0)	284,025	0
Warrants – 1.4%
Australia – 1.4%
Macquarie Bank, Ltd., Warrants, expiring 6/19/08 (a) (Cost $718,945)	53,000	656,670
Short-Term Investments – 1.1%
Other Investment Companies – 1.1%
SSgA Money Market Fund, 4.98% (b) (Cost $509,962)	509,962	509,962
Total Investments – 99.9% (Cost $38,045,389)		46,803,858
Other assets less liabilities – 0.1%		37,630
Net Assets – 100%		$46,841,488

Notes to Portfolio of Investments

*
Company is organized as a real estate investment trust as defined by the laws of its country of domicile.
(a)
As of June 30, 2007, this security had not paid a distribution.
(b)
Rate reflects 7 day yield as of June 30, 2007.

See notes to financial statements.

RMR Asia Pacific Real Estate Fund
Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $38,045,389)	$46,803,858
Cash	423
Foreign currency, at value (cost $39,536)	39,547
Dividends and interest receivable	120,440
Other assets	11,172

Total assets	46,975,440

Liabilities
Advisory fee payable	29,542
Accrued expenses and other liabilities	104,410

Total liabilities	133,952

Net assets	$46,841,488

Composition of net assets
$.001 par value per share; unlimited number of shares authorized, 1,755,000 shares issued and outstanding	$1,755
Additional paid-in capital	33,437,837
Undistributed net investment income	985,066
Accumulated net realized gain on investments and foreign currency	3,658,358
Net unrealized appreciation on investments and foreign currency transactions	8,758,472

Net assets	$46,841,488

Net asset value per share (based on 1,755,000 shares outstanding)	$26.69

See notes to financial statements.

RMR Asia Pacific Real Estate Fund
Financial Statements – continued

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income
Dividends (cash distributions received or due, net of foreign taxes withheld of $59,633)	$492,827
Interest	11,461

Total investment income	504,288

Expenses
Advisory	229,123
Administrative	54,046
Custodian	37,670
Audit and legal	37,335
Compliance and internal audit	22,530
Trustees' fees and expenses	10,545
Shareholder reporting	10,150
Other	32,525

Total expenses	433,924
Less: expense waived by the Advisor	(57,281)

Net expenses	376,643

Net investment income	127,645

Realized and unrealized gain (loss) on investment and foreign currency transactions
Net realized gain on investments (net of foreign capital gain taxes of $10,336)	3,474,494
Net realized loss on foreign currency transactions	(12,705)
Net change in unrealized appreciation on investments	1,739,965

Net increase in net assets resulting from operations	$5,329,399

See notes to financial statements.

RMR Asia Pacific Real Estate Fund
Financial Statements – continued

Statement of Changes in Net Assets

	Six Months Ended June 30, 2007 (unaudited)	For the Period May 25, 2006(a) to December 31, 2006

Increase in net assets resulting from operations
Net investment income	$127,645	$353,151
Net realized gain on investment transactions and foreign currency transactions	3,461,789	647,831
Net change in unrealized appreciation/(depreciation) on investments	1,739,965	7,018,507

Net increase in net assets resulting from operations	5,329,399	8,019,489

Capital shares transactions
Net proceeds from sale of common shares	—	33,392,600

Net increase from capital transactions	—	33,392,600

Total increase in net assets	5,329,399	41,412,089
Net assets
Beginning of period	41,512,089	100,000

End of period (including undistributed net investment income of $985,066 and $857,421, respectively)	$46,841,488	$41,512,089

Common shares
Shares outstanding, beginning of period	1,755,000	5,000
Shares issued	—	1,750,000

Shares outstanding, end of period	1,755,000	1,755,000

(a) Commencement of operations.
See notes to financial statements.

RMR Asia Pacific Real Estate Fund
Financial Highlights

Selected Data For A Common Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2007 (unaudited)	For the Period May 25, 2006(a) to December 31, 2006

Per Common Share Operating Performance (b)
Net asset value, beginning of period	$23.65	$19.08 (c)

Income from Investment Operations
Net investment income (d)	.07	.21
Net realized and unrealized appreciation/(depreciation) on investments	2.97	4.40

Net increase in net asset value from operations	3.04	4.61
Common share offering costs charged to capital	—	(.04)

Net asset value, end of period	$26.69	$23.65

Market price, beginning of period	$23.41	$20.00

Market price, end of period	$23.86	$23.41

Total Return (e)
Total investment return based on:
Market price (f)	1.92%	17.05%
Net asset value (f)	12.85%	23.95%
Ratios/Supplemental Data:
Ratio to average net assets attributable to common shares of: (g)
Net investment income, before total preferred share distributions (d)	0.56%	1.64%
Expenses, net of fee waivers	1.64%	2.25%
Expenses, before fee waivers	1.89%	2.50%
Portfolio Turnover Rate	36.79%	27.61%
Net assets attributable to common shares, end of period (000s)	$46,841	$41,512
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value at May 25, 2006, reflects the deduction of the average sales load and offering costs of $0.92 per share paid by the holders of common shares from the $20.00 offering price. We paid a sales load and offering cost of $0.94 per share on 1,710,000 shares sold to the public and no sales load or offering costs on 4,000 common shares sold to affiliates of the RMR Advisors for $20 per share.
(d)
Amounts are net of expenses waived by RMR Advisors.
(e)
Total returns for periods of less than one year are not annualized.
(f)
Total return based on per share market price assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated; dividends and distributions, if any, are assumed to be reinvested at market prices on the ex-dividend date. The total return based net asset value, or NAV, assumes the purchase of common shares at NAV on the first day and sales of common shares at NAV on the last day of the period indicated; distributions are assumed to be reinvested at NAV on the ex-dividend date. Results represent past performance and do not guarantee future results. Total return would have been lower if RMR Advisors had not contractually waived a portion of its investment advisory fee.
(g)
Annualized.

See notes to financial statements.

RMR Asia Pacific Real Estate Fund
Notes to Financial Statements

June 30, 2007 (unaudited)

Note A

(1)  Organization

RMR Asia Pacific Real Estate Fund, or the Fund, was organized as a Massachusetts business trust on February 14, 2006, and is registered under the Investment Company Act of 1940, as amended, or the 1940 Act, as a non-diversified closed-end management investment company. The Fund had no operations prior to May 25, 2006, other than matters relating to the Fund's establishment, registration of the Fund's common shares under the Securities Act of 1933, and the sale of 5,000 common shares for $100,000 to RMR Advisors, Inc., or RMR Advisors. On May 25, 2006, the Fund sold 1,750,000 common shares in an initial public offering including 40,000 shares sold to affiliates of RMR Advisors. Proceeds to the Fund were $33,392,600 after deducting underwriting commissions and $68,400 of offering expenses. There was no underwriting commission or offering expenses paid on shares sold to the affiliates of RMR Advisors.

(2)  Interim Financial Statements

The accompanying June 30, 2007, financial statements have been prepared without audit. The Fund believes that disclosures made are adequate to make the information presented not misleading. In the opinion of the Fund's management, all adjustments, which include normal recurring adjustments considered necessary for a fair presentation, have been included. The Fund's operating results for this interim period are not necessarily indicative of the results that may be expected on an annual basis or in the future.

(3)  Use of Estimates

Preparation of these financial statements in conformity with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. The actual results could differ from these estimates.

(4)  Portfolio Valuation

Investment securities of the Fund are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the last available bid price on that day. Any of the Fund's securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund's board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost, which when combined with interest accrued, approximates market value.

Some foreign markets close before the close of customary trading sessions on the American Stock Exchange or AMEX (normally 4:00 p.m. eastern time). Occasionally, events occur after the principal foreign exchange on which the foreign securities trade has closed but before the AMEX closes and the Fund determines net asset value, or NAV, that could affect the value of the securities the Fund owns or cause their prices to be unreliable. If these events are expected to materially affect the Fund's NAV, the prices of such securities will be adjusted to reflect their estimated fair value as of the close of the AMEX, as determined in good faith under procedures established by the Fund's board of trustees.

(5)  Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

(6)  Taxes

The Fund has qualified and intends to qualify in the future as a "regulated investment company" and to comply with the applicable provisions of subchapter M of the Internal Revenue Code of 1986, as amended, so that it will generally not be subject to United States federal income tax. However, the Fund may be subject to a 4% excise tax to the extent the Fund does not distribute substantially all taxable earnings each year.

Some Asia Pacific governments may subject the Fund's investment income and securities sales to withholding or other taxes. For the six months June 30, 2007, $59,633 of foreign taxes have been withheld from distributions to the Fund and recorded as a reduction of dividend income and $10,336 of foreign taxes have been withheld from the proceeds of sales of securities and recorded as a reduction of net realized gains on investments.

(7)  Distributable Earnings

The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to make distributions of its income at least annually in amounts at least equal to the amount necessary to maintain its status as a registered investment company. On July 12, 2007, the Fund declared a distribution of $1.52 to common shareholders payable on September 14, 2007. Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions may consist of ordinary income (net investment income and short term capital gains), long term capital gains and return of capital. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carry-forwards, it is the policy of the Fund not to distribute such gains.

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund's investments for federal income tax purposes as of June 30, 2007, are as follows:

Cost	$38,045,389

Gross unrealized appreciation	$9,066,755
Gross unrealized depreciation	(308,286)

Net unrealized appreciation/(depreciation)	$8,758,469

(8)  Concentration of Risk

Under normal market conditions, the Fund's investments will be concentrated in common shares, preferred shares and debt securities, including convertible preferred and debt securities, issued by Asia Pacific real estate companies and REITs. The value of Fund shares may fluctuate more than the shares of a fund not concentrated in the real estate industry or in the Asia Pacific region due to economic, legal, regulatory, technological or other developments affecting the Asia Pacific real estate industry and securities market.

(9)  Foreign Securities Risk

As compared to U.S. securities, foreign securities may be issued by companies which provide less financial and other information, and which are subject to less developed and difficult to access legal systems, less stringent accounting, auditing and financial reporting standards or different governmental regulations. As compared to U.S. securities markets, foreign securities markets may have different settlement procedures, may have higher transaction costs, may be conducted in a less regulated manner, are generally smaller and may be less liquid and more volatile than securities markets in the U.S. The value of foreign securities may also decline or be unstable because of political, social or economic events or instability outside of the U.S.

(10)   Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective transaction dates.

The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of investments. Such fluctuations are included in net realized and unrealized gain (loss) on investments. Net realized gain (loss) on foreign currency transactions represents net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign currency appreciation/(depreciation) arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

(11)   Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board, or FASB, issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes", or FIN 48. FIN 48 was effective for the fiscal years beginning after December 15, 2006. The Securities and Exchange Commission delayed the application of FIN 48 to open and closed end funds to not later than June 29, 2007. FIN 48 prescribes how the Fund should recognize, measure and present in the Fund's financial statements uncertain tax provisions that have been taken or expected to be taken in a tax return. Pursuant to FIN 48 the Fund can recognize a tax benefit only if it is "more likely than not" that a particular tax position will be sustained upon examination or audit. To the extent the "more likely than not" standard has been satisfied the benefits associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement. As required, the Fund adopted FIN 48 effective June 29, 2007, and concluded that the effect is not material to its financial statements.

In September 2006, FASB issued Statement of Accounting Standards No. 157, "Fair Value Measurement", or SFAS 157, which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands required disclosures about fair value measurements. The Fund is currently evaluating the impact, if any, the adoption of SFAS 157 will have on its financial statements.

(12)   Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objectives and principal investment strategies and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 3% of the total outstanding voting securities of any one investment company would be held by the Fund, (ii) more than 5% of the Fund's total assets would be invested in any one investment company or (iii) more than 10% of the Fund's total assets would be invested in securities of other investment companies. Other provisions of the 1940 Act are less restrictive provided that the Fund is able to meet certain conditions. These limitations do not apply to the acquisition of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another investment company and the acquisition of money market instruments. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Note B

Advisory, Subadvisory and Administration Agreements and Other Transactions with Affiliates

The Fund has an advisory agreement with RMR Advisors, to provide the Fund with a continuous investment program, oversee the subadvisor and generally manage the business affairs of the Fund in accordance with its investment objectives and policies. Pursuant to the agreement, RMR Advisors is compensated at an annual rate of 1% of the Fund's average daily net assets.

RMR Advisors has contractually agreed to waive a portion of its annual fee equal to 0.25% of the Fund's average daily managed assets until May 25, 2011. The Fund incurred net advisory fees of $171,842 during the six months ended June 30, 2007.

RMR Advisors has entered into a subadvisory agreement with MacarthurCook Investment Managers Ltd., or MacarthurCook, to make day-to-day investment decisions and to generally manage the business affairs of the Fund in accordance with its investment objectives and policies. Pursuant to the agreement, RMR Advisors, and not the Fund, will pay the subadvisor a monthly fee equal to an annual rate of 0.375% of the Fund's average daily managed assets. MacarthurCook has agreed to waive a portion of the fee payable by RMR Advisors such that until May 25, 2011, the fee payable will be equal to 0.25% of the Fund's average daily managed assets.

RMR Advisors also performs administrative functions for the Fund pursuant to an administration agreement with the Fund. RMR Advisors has entered into a subadministration agreement with State Street Bank and Trust Company, or State Street, to perform substantially all Fund accounting and other administrative services. Under the administration agreement, RMR Advisors is entitled to reimbursement of the cost of providing administrative services. The Fund reimbursed RMR Advisors for $54,046 of subadministrative fees charged by State Street for the six months ended June 30, 2007.

Each trustee who is not a director, officer or employee of RMR Advisors and who is not an "interested person" of the Fund as defined under the 1940 Act, is considered to be a "disinterested trustee". Disinterested trustees are each paid by the Fund an annual fee plus fees for board and committee meetings. The Fund incurred $10,545 of trustee fees and expenses during the six months ended June 30, 2007.

The Fund's board of trustees and separately the disinterested trustees authorized the Fund to make reimbursement payments to RMR Advisors for costs related to the Fund's compliance and internal audit programs. The Fund incurred $22,530 of compliance and internal audit expense during the six months ended June 30, 2007. The Fund also participates in pooled insurance programs with RMR Advisors and other funds managed by RMR Advisors and makes payments of allocated portions of related premiums. The Fund incurred $9,835 of insurance expense during the six months ended June 30, 2007.

Note C

Securities Transactions

During the six months ended June 30, 2007, there were purchases and sales transactions (excluding short term securities) of $16,703,113 and $16,923,981, respectively. Brokerage commissions on securities transactions amounted to $75,568 during the six months ended June 30, 2007.

Note D

Submission of Proposals to a Vote of Shareholders

The annual meeting of Fund shareholders was held on May 8, 2007. Following is a summary of the proposals submitted to shareholders for vote at the meeting and the votes cast:

Proposal	Votes for	Votes withheld	Votes abstained
Election of Arthur G. Koumantzelis as trustee until the 2010 annual meeting.	1,557,253	37,451	—
Election of Barry M. Portnoy as trustee until the 2010 annual meeting.	1,547,386	47,318	—
Proposal	Votes for	Votes against	Votes abstained	Broker Non-Vote
Amendment to declaration of trust to explicitly provide that any shareholder that breaches the Fund's declaration of trust or bylaws will indemnify and hold harmless the Fund (and, if applicable, any charitable trustee) from and against all costs, expenses, penalties, fines and other amounts, including attorneys' and other professional fees, arising from the shareholder's breach, together with interest on such amounts.	509,739	33,729	8,891	1,042,345

RMR Asia Real Estate Fund
June 30, 2007

To our shareholders,

In the pages that follow, you will find data summarizing our financial results for the period from May 25, 2007, the date we commenced operations, through June 30, 2007, and our financial position as of June 30, 2007.

Although the Fund has been in operation for only a short time, we have taken the steps to build what we believe will be a sound long term investment portfolio.

Relevant Market Conditions

Real Estate Industry Fundamentals.    Economic growth in the Asian region remains strong and inflation appears to be generally under control. Authorities have been raising interest rates in China and India in order to slow down extreme growth, which appears to working in India but not yet in China. Official interest rates are expected to rise in Japan over the long term as they are currently very low; however, weak consumer demand has caused the monetary authority to slow the tightening process. As a result the Japanese yen has declined in value, or at least not risen as much as expected. Demand for office space in the financial centers of Tokyo, Hong Kong and Singapore has been very strong. This has led to low vacancy levels and some of the highest asking rents for years. Wage growth and low unemployment have resulted in rising consumer incomes and confidence. This supports retail sales and demand for residential property in most of the markets, except perhaps Japan. Strong exports from Japan, Korea and China have helped to revive the industrial real estate sector. The hotel sector is also buoyant, with strong occupancy and rising room rates.

Real Estate Industry Technicals.    Rising bond yields have damaged investor sentiment caused a serious correction in the real estate security markets in June. However, we expect stabilization in the credit markets and a gradual recovery in real estate securities over the remainder of this year. Demand for underlying real estate remains strong and property capital values continue to rise. There has only been one Real Estate Investment Trust, or REIT, initial public offering in Japan this year, which is a significant slowdown from last year. Singapore is becoming a major regional securities market center and it has seen several new REIT listings, including trusts with assets in India and Indonesia.

Fund Strategies, Techniques and Performance

Our primary investment objective is capital appreciation. There can be no assurance that we will achieve our investment objective.

During the period from May 25, 2007, through June 30, 2007, our total return on net asset value, or NAV, was negative 5.25%. During that same period, the total return for the EPRA NAREIT Asia Index (an unmanaged index of Asia Pacific real estate common stocks) was negative 4.5%. We believe this index is relevant to us because all our investments as of June 30, 2007, excluding short term investments, were in securities of real estate companies in countries covered by this index. The S&P 500 Index (an unmanaged index published as Standard and Poor's Composite Index of 500 common stocks) total return for the same period was negative 0.6%.

Thank you for your continued support. For more information, please view our website, at www.rmrfunds.com.

Sincerely,

Adam D. Portnoy
President

Portfolio holdings by sub-sector as a percentage of investments
(as of June 30, 2007) *

Diversified	70%
Retail	11%
Other, less than 10%	14%
Short term investments	5%

Total investments	100%

Real Estate	99%
Short term investments	1%

Total investments	100%

Portfolio holdings by country (as of June 30, 2007) *

Hong Kong	39%
Japan	35%
Singapore	13%
Other, less than 10%	8%
Short term investments	5%

Total	100%

*
These percentages represent the Fund's portfolio holdings by sub-sector as a percentage of total portfolio holdings and do not agree with the percentages included in the Portfolio of Investments schedule which represent the Fund's portfolio holdings by sub-sector as a percentage of the Fund's total net assets.

RMR Asia Real Estate Fund
Portfolio of Investments – June 30, 2007 (unaudited)

Company	Shares	Value

Common Stocks – 94.4%
Hong Kong – 39.1%
Diversified – 23.5%
China Resources Land, Ltd.	1,158,000	$1,732,735
Great Eagle Holdings, Ltd.	200,000	700,839
Henderson Land Development Co. Ltd	333,000	2,267,783
Hongkong Land Holdings, Ltd.	1,847,000	8,311,500
Hysan Development Co., Ltd.	1,122,000	2,984,653
New World China Land, Ltd.	1,842,000	1,566,567
Shenzhen Investment, Ltd.	2,486,000	1,882,177
Shimao Property Holdings, Ltd.	330,000	739,411

		20,185,665
Hospitality – 6.6%
Sun Hung Kai Properties, Ltd.	469,000	5,650,169
Retail – 9.0%
Hang Lung Properties, Ltd.	1,174,000	4,046,360
The Link REIT *	1,689,000	3,736,917

		7,783,277
Total Hong Kong (Cost $33,971,595)		33,619,111
Japan – 34.8%
Apartments – 1.0%
Nippon Residential Investment Corp. *	148	859,452
Diversified – 28.9%
Aeon Mall Co., Ltd.	47,900	1,474,445
Mitsubishi Estate Co., Ltd.	450,000	12,243,655
Mitsui Fudosan Co., Ltd	220,000	6,182,335
Shoei Co., Ltd.	40,260	845,255
Sumitomo Realty & Development Co., Ltd.	125,000	4,081,218

		24,826,908
Office – 4.9%
Nippon Building Fund, Inc. *	203	2,819,330
NTT Urban Development Corp.	700	1,358,782

		4,178,112
Total Japan (Cost $34,610,682)		29,864,472
See notes to financial statements and notes to portfolio of investments.

Common Stocks – continued
Malaysia – 3.5%
Diversified – 3.5%
KLCC Property Holdings Berhad	1,349,000	$1,422,262
SP Setia Berhad	616,000	1,543,345

		2,965,607
Total Malaysia (Cost $3,139,243)		2,965,607
Philippines – 3.8%
Diversified – 3.8%
Filinvest Land, Inc.	36,202,000	1,690,731
Megaworld Corp.	17,963,000	1,553,557

		3,244,288
Total Philippines (Cost $3,204,054)		3,244,288
Singapore – 13.2%
Diversified – 10.6%
Allgreen Properties, Ltd.	1,965,000	2,682,901
CDL Hospitality Trusts *	1,343,000	2,158,275
City Developments, Ltd.	203,000	2,294,235
Keppel Land, Ltd,	170,000	971,746
Singapore Land, Ltd.	137,000	1,020,284

		9,127,441
Office – 0.9%
Ascott Residence Trust	593,000	782,531
Retail – 1.7%
Frasers Centrepoint Trust *	1,289,000	1,448,362
Total Singapore (Cost $11,004,678)		11,358,334
Total Common Stocks (Cost $85,930,252)		81,051,812
Warrants – 1.3%
Australia – 1.3%
Macquarie Bank, Ltd., Warrants, expriring 6/19/08 (a) (Cost $1,121,584)	90,000	1,115,100
Short-Term Investments – 4.5%
Other Investment Companies – 4.5%
SSgA Money Market Fund, 4.98% (b) (Cost $3,857,778)	3,857,778	3,857,778
Total Investments – 100.2% (Cost $90,909,614)		86,024,690
Other assets less liabilities – (0.2)%		(143,915)
Net Assets – 100%		$85,880,775

Notes to Portfolio of Investments

*
Company is organized as a real estate investment trust as defined by the laws of its country of domicile.
(a)
As of June 30, 2007, this security had not paid a distribution.
(b)
Rate reflects 7 day yield as of June 30, 2007.

See notes to financial statements.

RMR Asia Real Estate Fund
Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $90,909,614)	$86,024,690
Cash	121
Dividends and interest receivable	140,252

Total assets	86,165,063

Liabilities
Advisory fee payable	53,970
Accrued expenses and other liabilities	230,318

Total liabilities	284,288

Net assets	$85,880,775

Composition of net assets
$.001 par value per share;
unlimited number of shares authorized,
4,755,000 shares issued and outstanding	$4,755
Additional paid-in capital	90,630,245
Undistributed net investment income	109,632
Accumulated net realized gain on investment and foreign currency transactions	21,035
Net unrealized depreciation on investments and foreign currency transactions	(4,884,892)

Net assets	$85,880,775

Net asset value per share (based on 4,755,000 shares outstanding)	$18.06

See notes to financial statements.

RMR Asia Real Estate Fund
Financial Statements – continued

Statement of Operations

For the Period May 25, 2007(a) to June 30, 2007 (unaudited)

Investment Income
Dividends (cash distributions received or due, net of foreign taxes withheld of $2,625)	$109,718
Interest	102,134

Total investment income	211,852

Expenses
Advisory	79,409
Audit and legal	11,050
Administrative	8,353
Compliance and internal audit	6,719
Custodian	5,810
Shareholder reporting	3,136
Trustees' fees and expenses	2,195
Other	5,400

Total expenses	122,072
Less: expense waived by the Advisor	(19,852)

Net expenses	102,220

Net investment income	109,632

Realized and unrealized gain (loss) on investment and foreign currency transactions
Net realized gain on foreign currency transactions	21,035
Net change in unrealized appreciation/(depreciation) on investments	(4,884,892)

Net decrease in net assets attributable to common shares resulting from operations	$(4,754,225)

(a) Commencement of operations.
See notes to financial statements.

RMR Asia Real Estate Fund
Financial Statements – continued

Statements of Changes in Net Assets

For the Period May 25, 2007(a) to June 30, 2007 (unaudited)

Increase (decrease) in net assets resulting from operations
Net investment income	$109,632
Net realized gain on foreign currency transactions	21,035
Net change in unrealized appreciation/(depreciation) on investments	(4,884,892)

Net decrease in net assets resulting from operations	(4,754,225)

Capital shares transactions
Net proceeds from sale of common shares	90,535,000

Net increase from capital transactions	90,535,000

Total increase in net assets	85,780,775
Net assets
Beginning of period	100,000

End of period (including undistributed net investment income of $109,632)	$85,880,775

Common shares
Shares outstanding, beginning of period	5,000
Shares issued	4,750,000

Shares outstanding, end of period	4,755,000

(a) Commencement of operations.
See notes to financial statements.

RMR Asia Real Estate Fund
Financial Highlights

Selected Data For A Common Share Outstanding Throughout The Period

For the Period May 25, 2007(a) to June 30, 2007 (unaudited)

Per Common Share Operating Performance (b)
Net asset value, beginning of period	$19.06 (c)

Income from Investment Operations
Net investment income (d)	.02
Net realized and unrealized appreciation/(depreciation) on investments	(.98)

Net decrease in net asset value from operations	(.96)
Common share offering costs charged to capital	(.04)

Net asset value, end of period	$18.06

Market price, beginning of period	$20.00

Market price, end of period	$19.16

Total Return (e)
Total investment return based on:
Market price (f)	(4.20)%
Net asset value (f)	(5.25)%
Ratios/Supplemental Data:
Ratio to average net assets attributable to common shares of: (g)
Net investment income (d)	1.38%
Expenses, net of fee waivers	1.29%
Expenses, before fee waivers	1.54%
Portfolio Turnover Rate	0.00%
Net assets attributable to common shares, end of period (000s)	$85,881
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value at May 25, 2007, reflects the deduction of the average sales load and offering costs of $0.94 per share paid by the holders of common shares from the $20.00 offering price. We paid a sales load of $0.90 per share on 4,750,000 common shares sold to the public.
(d)
Amounts are net of expenses waived by RMR Advisors.
(e)
Total returns for periods of less than one year are not annualized.
(f)
Total return based on per share market price assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated; dividends and distributions, if any, are assumed to be reinvested at market prices on the ex-dividend date. The total return based net asset value, or NAV, assumes the purchase of common shares at NAV on the first day and sales of common shares at NAV on the last day of the period indicated; distributions are assumed to be reinvested at NAV on the ex-dividend date. Results represent past performance and do not guarantee future results. Total return would have been lower if RMR Advisors had not contractually waived a portion of its investment advisory fee.
(g)
Annualized.

See notes to financial statements.

RMR Asia Real Estate Fund
Notes to Financial Statements

June 30, 2007 (unaudited)

Note A

(1)  Organization

RMR Asia Real Estate Fund, or the Fund, was organized as a Massachusetts business trust on January 18, 2007, and is registered under the Investment Company Act of 1940, as amended, or the 1940 Act, as a non-diversified closed-end management investment company. The Fund had no operations prior to May 25, 2007, other than matters relating to the Fund's establishment, registration of the Fund's common shares under the Securities Act of 1933, and the sale of 5,000 common shares for $100,000 to RMR Advisors, Inc., or RMR Advisors. On May 25, 2007, the Fund sold 4,750,000 common shares in an initial public offering. Proceeds to the Fund were $90,535,000 after deducting underwriting commissions and $190,000 of offering expenses.

(2)  Interim Financial Statements

The accompanying June 30, 2007, financial statements have been prepared without audit. The Fund believes that disclosures made are adequate to make the information presented not misleading. In the opinion of the Fund's management, all adjustments, which include normal recurring adjustments considered necessary for a fair presentation, have been included. The Fund's operating results for this interim period are not necessarily indicative of the results that may be expected on an annual basis or in the future.

(3)  Use of Estimates

Preparation of these financial statements in conformity with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. The actual results could differ from these estimates.

(4)  Portfolio Valuation

Investment securities of the Fund are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the last available bid price on that day. Any of the Fund's securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund's board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost, which when combined with interest accrued, approximates market value.

Some foreign markets close before the close of customary trading sessions on the American Stock Exchange or AMEX (normally 4:00 p.m. eastern time). Occasionally, events occur after the principal foreign exchange on which the foreign securities trade has closed but before the AMEX closes and the Fund determines net asset value, or NAV, that could affect the value of the securities the Fund owns or cause their prices to be unreliable. If these events are expected to materially affect the Fund's NAV, the prices of such securities will be adjusted to reflect their estimated fair value as of the close of the AMEX, as determined in good faith under procedures established by the Fund's board of trustees.

(5)  Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

(6)  Taxes

The Fund has qualified and intends to qualify in the future as a "regulated investment company" and to comply with the applicable provisions of subchapter M of the Internal Revenue Code of 1986, as amended, so that it will generally not be subject to United States federal income tax. However, the Fund may be subject to a 4% excise tax to the extent the Fund does not distribute substantially all taxable earnings each year.

Some Asian governments may subject the Fund's investment income and securities sales to withholding or other taxes. For the period ended June 30, 2007, $2,625 of foreign taxes has been withheld from distributions to the Fund and recorded as a reduction of dividend income. There were no sales of securities during the period.

(7)  Distributable Earnings

The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to make distributions of its income at least annually in amounts at least equal to the amount necessary to maintain its status as a registered investment company. As of June 30, 2007, the Fund had not declared or paid distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions may consist of ordinary income (net investment income and short term capital gains), long term capital gains and return of capital. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carry-forwards, it is the policy of the Fund not to distribute such gains.

Although subject to adjustments, the cost, gross unrealized appreciation and unrealized depreciation of the Fund's investments for federal income tax purposes as of June 30, 2007, are as follows:

Cost	$90,909,614

Gross unrealized appreciation	$1,487,889
Gross unrealized depreciation	(6,372,813)

Net unrealized appreciation/(depreciation)	$(4,884,924)

(8)  Concentration of Risk

Under normal market conditions, the Fund's investments will be concentrated in common shares, preferred shares and debt securities, including convertible preferred and debt securities, issued by Asian real estate companies and REITs. The value of Fund shares may fluctuate more than the shares of a fund not concentrated in the real estate industry or in the Asian region due to economic, legal, regulatory, technological or other developments affecting the Asian real estate industry and securities market.

(9)  Foreign Securities Risk

As compared to U.S. securities, foreign securities may be issued by companies which provide less financial and other information, and which are subject to less developed and difficult to access legal systems, less stringent accounting, auditing and financial reporting standards or different governmental regulations. As compared to U.S. securities markets, foreign securities markets may have different settlement procedures, may have higher transaction costs, may be conducted in a less regulated manner, are generally smaller and may be less liquid and more volatile than securities markets in the U.S. The value of foreign securities may also decline or be unstable because of political, social or economic events or instability outside of the U.S.

(10)   Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective transaction dates.

The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of investments. Such fluctuations are included in net realized and unrealized gain (loss) on investments. Net realized gain (loss) on foreign currency transactions represents net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign currency appreciation/(depreciation) arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

(11)   Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board, or FASB, issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes", or FIN 48. FIN 48 was effective for the fiscal years beginning after December 15, 2006. The Securities and Exchange Commission delayed the application of FIN 48 to open and closed end funds to not later than June 29, 2007. FIN 48 prescribes how the Fund should recognize, measure and present in the Fund's financial statements uncertain tax provisions that have been taken or expected to be taken in a tax return. Pursuant to FIN 48 the Fund can recognize a tax benefit only if it is "more likely than not" that a particular tax position will be sustained upon examination or audit. To the extent the "more likely than not" standard has been satisfied the benefits associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement. As required, the Fund adopted Fin 48 effective June 29, 2007, and concluded that the effect is not material to its financial statements.

In September 2006, FASB issued Statement of Accounting Standards No. 157, "Fair Value Measurement", or SFAS 157, which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands required disclosures about fair value measurements. The Fund is currently evaluating the impact, if any, the adoption of SFAS 157 will have on its financial statements.

(12)   Other Investment Companies

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objectives and principal investment strategies and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 3% of the total outstanding voting securities of any one investment company would be held by the Fund, (ii) more than 5% of the Fund's total assets would be invested in any one investment company or (iii) more than 10% of the Fund's total assets would be invested in securities of other investment companies. Other provisions of the 1940 Act are less restrictive provided that the Fund is able to meet certain conditions. These limitations do not apply to the acquisition of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another investment company and the acquisition of money market instruments. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Note B

Advisory, Subadvisory and Administration Agreements and Other Transactions with Affiliates

The Fund has an advisory agreement with RMR Advisors, to provide the Fund with a continuous investment program, oversee the subadvisor and generally manage the business affairs of the Fund in accordance with its investment objectives and policies. Pursuant to the agreement, RMR Advisors is compensated at an annual rate of 1% of the Fund's average daily net assets.

RMR Advisors has contractually agreed to waive a portion of its annual fee equal to 0.25% of the Fund's average daily managed assets until May 25, 2012. The Fund incurred net advisory fees of $59,557 during the period ended June 30, 2007.

RMR Advisors has entered into a subadvisory agreement with MacarthurCook Investment Managers Ltd., or MacarthurCook, to make day-to-day investment decisions and to generally manage the business affairs of the Fund in accordance with its investment objectives and policies. Pursuant to the agreement, RMR Advisors, and not the Fund, will pay the subadvisor a monthly fee equal to an annual rate of 0.375% of the Fund's average daily managed assets. MacarthurCook has agreed to waive a portion of the fee payable by RMR Advisors such that until May 25, 2012, the fee payable will be equal to 0.25% of the Fund's average daily managed assets.

RMR Advisors also performs administrative functions for the Fund pursuant to an administration agreement with the Fund. RMR Advisors has entered into a subadministration agreement with State Street Bank and Trust Company, or State Street, to perform substantially all Fund accounting and other administrative services. Under the administration agreement, RMR Advisors is entitled to reimbursement of the cost of providing administrative services. The Fund reimbursed RMR Advisors for $8,353 of subadministrative fees charged by State Street for the period ended June 30, 2007.

Each trustee who is not a director, officer or employee of RMR Advisors and who is not an "interested person" of the Fund as defined under the 1940 Act, is considered to be a "disinterested trustee". Disinterested trustees are each paid by the Fund an annual fee plus fees for board and committee meetings. The Fund incurred $2,195 of trustee fees and expenses during the period ended June 30, 2007.

The Fund's board of trustees and separately the disinterested trustees authorized the Fund to make reimbursement payments to RMR Advisors for costs related to the Fund's compliance and internal audit programs. The Fund incurred $6,719 of compliance and internal audit expense during the period ended June 30, 2007. The Fund also participates in pooled insurance programs with RMR Advisors and other funds managed by RMR Advisors and makes payments of allocated portions of related premiums. The Fund incurred $1,742 of insurance expense during the period ended June 30, 2007.

Note C

Securities Transactions

During the period ended June 30, 2007, there were purchases and sales transactions (excluding short term securities) of $87,051,836 and $0 respectively. Brokerage commissions on securities transactions amounted to $50,372 during the period ended June 30, 2007.

RMR Real Estate Fund
RMR Hospitality and Real Estate Fund
RMR F.I.R.E. Fund
RMR Preferred Dividend Fund
RMR Asia Pacific Real Estate Fund
RMR Asia Real Estate Fund
June 30, 2007

For the purposes of the following, RMR Real Estate Fund (RMR), RMR Hospitality and Real Estate Fund (RHR), RMR F.I.R.E. Fund (RFR), RMR Preferred Dividend Fund (RDR), RMR Asia Pacific Real Estate Fund (RAP) and RMR Asia Real Estate Fund (RAF) are each referred to as a "Trust" or collectively as the "Trusts".

Consideration of the Investment Advisory and Investment Sub-Advisory Agreements for RAF

RMR Advisors serves as the investment advisor to RAF, and MacarthurCook Investment Managers Limited ("MacarthurCook") serves as the sub-advisor to RAF. On February 12, 2007, the RAF board of trustees (the "board") entered into investment advisory and investment sub-advisory agreements for a period of two years to expire on February 11, 2009.

Investment Advisory Agreement.  In making their determination to approve the RAF investment advisory agreement, the board, including the disinterested trustees, considered all of the factors described below.

The board considered the anticipated benefits to RAF shareholders from appointing RMR Advisors as investment advisor. The board's considerations included, among others: the nature, scope and quality of services that RMR Advisors was expected to provide to RAF; the advisory and other fees to be paid; the fact that RMR Advisors has agreed to waive a portion of its fee during the first five years of the RAF's existence in order to reduce RAF's operating expenses; the quality and depth of personnel of RMR Advisors's organization; the capacity and future commitment of RMR Advisors to perform its duties; the financial condition and anticipated profitability of RMR Advisors; the experience and expertise of RMR Advisors as an investment adviser; the level of fees to be paid to RMR Advisors as compared to similar funds; the potential for economies of scale; and any indirect benefits expected to be derived by RMR Advisors's relationship with RAF.

The board considered the level and depth of knowledge of RMR Advisors. In evaluating the quality of services to be provided by RMR Advisors, the board took into account its familiarity with RMR Advisors' management through board meetings, conversations and reports of other funds managed by RMR Advisors. The board also considered the historical performance of the other funds managed by RMR Advisors. The board also took into account RMR Advisors's compliance policies and procedures.

The board compared the proposed advisory fees and the estimated total expense ratio of RAF with various comparative fund data. The board considered RAF's investment objective. The board also considered the RAF's model portfolio composition and investment strategy.

The board considered the potential economies of scale that may be realized if the assets of the RAF grow. The board noted that shareholders might benefit from lower operating expenses as a result of an increasing amount of assets being spread over RAF's fixed expenses.

In considering the approval of the investment advisory agreement, the board, including the disinterested trustees, did not identify any single factor as controlling. Based on the board's evaluation of all the factors that it deemed to be relevant, the board, including the disinterested trustees of the board, concluded that: RMR

Advisors has demonstrated that it possesses the capability and resources to perform the duties required of it under the investment advisory agreement for the Fund; RMR Advisors maintains an appropriate compliance program; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by RMR Advisors.

Investment Sub-Advisory Agreement.  In making their determination to approve the RAF investment sub-advisory agreement, the board, including the disinterested trustees, considered all of the factors described below.

The board considered the anticipated benefits to RAF shareholders from appointing MacarthurCook as investment sub-advisor. The board's considerations included, among others: the nature, scope and quality of services that MacarthurCook was expected to provide; the sub-advisory fees to be paid by RMR Advisors to MacarthurCook; the fact that MacarthurCook has agreed to waive a portion of its fee during the first five years of RAF's existence; the quality and depth of personnel of MacarthurCook's organization; the capacity and future commitment of MacarthurCook to perform its duties; and the experience and expertise of MacarthurCook as an investment adviser.

The board considered the level and depth of knowledge of MacarthurCook, noting that MacarthurCook specialized in the area of real estate investment management. The board also took into account MacarthurCook's compliance policies and procedures.

The board compared the proposed sub-advisory fees and the estimated total expense ratio of RAF with various comparative fund data. The board considered RAF's investment objective. The board also took into consideration the performance of a model portfolio on which RAF's initial holdings would be based as well as the performance of other funds managed by MacarthurCook.

The board noted that sub-advisory fees under the investment sub-advisory agreement would be paid by RMR Advisers and not by RAF and therefore were the product of arm's-length negotiations between RMR Advisors and MacarthurCook. For these reasons, the anticipated profitability to MacarthurCook from its relationship with RAF was not a material factor in the board's deliberations. For similar reasons, the board did not consider the potential economies of scale in MacarthurCook's management of RAF to be a material factor in its consideration.

In considering the approval of the investment sub-advisory agreement, the board, including the disinterested trustees, did not identify any single factor as controlling. Based on the board's evaluation of all the factors that it deemed to be relevant, the board, including the disinterested trustees of the board, concluded that: MacarthurCook possesses the capability and resources to perform the duties required of it under the investment sub-advisory agreement; MacarthurCook maintains an appropriate compliance program; and the proposed sub-advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by MacarthurCook.

Privacy Policy

Each of the Funds is committed to maintain shareholder privacy and to safeguard shareholder nonpublic personal information.

The Funds do not receive any nonpublic personal information relating to shareholders who purchase Fund shares through an intermediary that acts as the record owner of the shares. If a shareholder is the record owner of any Fund's shares, that Fund may receive nonpublic personal information on shareholder account documents or otherwise and also has access to specific information regarding shareholder Fund share transactions, either directly or through the Fund's transfer agent.

The Funds do not disclose any nonpublic personal information about shareholders or any former shareholders to anyone, except as permitted by law (e.g. in connection with litigation between the Fund and a shareholder) or as is necessary to service shareholder accounts. The Funds restrict access to nonpublic personal information about shareholders to employees of the Funds and RMR Advisors with a legitimate business need for the information.

Proxy Voting Policies and Procedures

A description of the policies and procedures that are used to vote proxies relating to each Fund's portfolio securities is available: (1) without charge, upon request, by calling us at 1-866-790-8165; and (2) as an exhibit to each Fund's annual report on Form N-CSR, which is available on the website of the U.S. Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how proxies received by each Fund during the most recent 12 month period ended June 30, 2007, have been voted is available (1) without charge, on request, by calling us at 1-866-790-3165, or (2) by visiting the Commission's website at http://www.sec.gov and accessing each Fund's Form N-PX.

Procedures for the Submission of Confidential and Anonymous Concerns or Complaints about Accounting, Internal Accounting Controls or Auditing Matters

The Funds are committed to compliance with all applicable securities laws and regulations, accounting standards, accounting controls and audit practices and have established procedures for handling concerns or complaints about accounting, internal accounting controls or auditing matters. Any shareholder or other interested party who desires to communicate with our independent trustees or any other trustees, individually or as a group, may do so by filling out a report at the "Contact Us" section of our website (www.rmrfunds.com), by calling our toll-free confidential message system at 866-511-5038, or by writing to the party for whom the communication is intended, care of our director of internal audit, RMR Funds, 400 Centre Street, Newton, MA 02458. Our director of internal audit will then deliver any communication to the appropriate party or parties.

Portfolio Holdings Reports

Each Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which are available on the Commission's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each Fund provides additional data at its website at www.rmrfunds.com.

Certifications

Each Fund's principal executive officer and principal financial officer certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 and filed with the Fund's N-CSR are available on the Securities and Exchange Commission's website at http://www.sec.gov.

WWW.RMRFUNDS.COM

Item 2. Code of Ethics.

        The information is only required for the annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

        The information is only required for the annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

        The information is only required for the annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrant.

        The information is only required for the annual report on Form N-CSR.

Item 6. Schedule of Investments.

        The information required under Item 6 is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        The information is only required for the annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

        The registrant's portfolio managers are:

        Adam D. Portnoy.    Mr. Portnoy is the President of the registrant and each of the other RMR Funds since May 2007. Mr. Portnoy is also a portfolio manager of the registrant, RMR Real Estate Fund or RMR, RMR Hospitality and Real Estate Fund or RHR or RFR and RMR Preferred Dividend Fund or RDR, since May 2007. Mr. Portnoy was the Vice President of RMR from 2004 to May 2007, RHR, RFR, RDR, RAP and RAF from inception to May 2007. Mr. Portnoy is also a President, Director and an owner of the Advisor. Mr. Portnoy was the Vice President of the Advisor from 2003 to May 2007. Mr. Portnoy is also a Managing Trustee of three public companies: HRPT Properties Trust (since 2006); Hospitality Properties Trust (January 2007 to present); and Senior Housing Properties Trust (May 2007 to present). Mr. Portnoy is the son of the registrant's trustee and portfolio manager Barry M. Portnoy.

        Fernando Diaz.    Mr. Diaz is Vice President of the registrant and each of the other RMR Funds since May 2007. Mr. Diaz is also a portfolio manager of the registrant, RMR, RHR and RDR, since May 2007. Mr. Diaz is also the Vice President of the Advisor from May 2007. Mr. Diaz was an assistant portfolio manager and senior reit analyst for GID Securities, LLC from 2006 to May, 2007 and SsGA/Tuckerman Group from 2001 to 2006.

        Barry M. Portnoy.    Mr. Portnoy is a Vice President of the registrant and each of the other RMR Funds since their respective inception dates. Mr. Portnoy is also a Vice President, Director and an owner of the Advisor, and has been since its inception date. Mr. Portnoy is also a portfolio manager of the registrant, RHR, RFR and RDR, positions he has held since their respective inception dates. Mr. Portnoy is also a Managing Trustee of three public companies and has been since their respective inception dates: HRPT Properties Trust (inception in 1986); Hospitality Properties Trust (inception in 1996); and Senior Housing Properties Trust (inception in 1999). Mr. Portnoy is also a Managing Director of two public companies and has been since their respective inception dates: Five Star Quality Care, Inc. (inception in 2001); and TravelCenters of America LLC.

        The portfolio managers generally function as a team. Generally, Mr. Barry Portnoy provides strategic guidance to the team, while Messrs. Adam Portnoy and Fernando Diaz are in charge of substantially all of the day to day operations, research and trading functions.

        The registrant's portfolio managers together manage RMR, RHR and RDR, registered investment companies that have an aggregate of $329 million of managed assets as of June 30, 2007. Each RMR Fund pays an advisory fee to the Advisor solely on the basis of assets under management. None of the portfolio managers currently manage other pooled investment vehicles or other accounts.

        CONFLICTS OF INTEREST.    Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities for more than one fund. For example, a portfolio manager may identify a limited investment opportunity that may be appropriate for us as well as for other funds he manages. A conflict of interest also might arise where a portfolio manager has a larger personal investment in one fund than in another. A portfolio manager may purchase a particular security for one or more funds while selling the security for one or more other funds; this could have a detrimental effect on the price or volume of the securities purchased or sold by a fund. A portfolio manager might devote unequal time and attention to the funds he manages. Our Advisor believes that the risk of a material conflict of interest developing is limited because: (i) the funds are generally managed in a similar fashion; (ii) the Advisor has adopted policies requiring the equitable allocation of trade orders for a particular security among participating funds; and (iii) the advisory fee and portfolio managers' compensation are not affected by the amount of time required to manage each fund. As a result, our Advisor does not believe that any of these potential sources of conflicts of interest will affect the portfolio managers' professional judgment in managing the funds.

        COMPENSATION.    Messrs. Barry M. Portnoy and Adam D. Portnoy are the owners of our Advisor and, to date, have not received a salary or other compensation from our Advisor except to the extent of their distributions from the Advisor and their interest in the Advisor's profits, if any.

        Our other portfolio manager, Mr. Diaz, is paid based upon the discretion of the board of directors of our Advisor. Our Advisor's board of directors consists of Messrs. Barry M. Portnoy, Gerard M. Martin and Adam D. Portnoy. Compensation of Mr. Diaz includes base salary, annual cash bonus and he has the opportunity to participate in other employee benefit plans available to all of the employees of the Advisor. The level of compensation is not based upon a formula with reference to fund performance or the value of fund assets; however these factors, among others, may be considered by individual directors of our Advisor. Other factors which may be considered in setting the compensation of the portfolio manager are his historical levels of compensation and levels of compensation paid for similar services or to persons with similar responsibilities in the market generally and in the geographic area where the Advisor is located. Mr. Diaz devotes a substantial majority of his business time to providing services as a portfolio manager or officer of our Advisor and funds managed by our Advisor. Messrs. Barry D. Portnoy and Adam D. Portnoy also receive compensation for their services to affiliates of our Advisor.

        OWNERSHIP OF SECURITIES OF THE FUND.    The following table sets forth, for each portfolio manager, the aggregate dollar range of our equity securities beneficially owned as of June 30, 2007.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund as of June 30, 2007
Fernando Diaz	None
Barry M. Portnoy	Over $100,000(1)
Adam D. Portnoy	$50,000—$100,000(2)

(1)
5,000 common shares of the Fund will be held indirectly by virtue of Mr. Barry M. Portnoy's ownership of our Advisor.

(2)
5,000 common shares of the Fund will be held indirectly by virtue of Mr. Adam D. Portnoy's ownership of our Advisor.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        During the period ended June 30, 2007, there were no purchases made by or on behalf of the registrant or any "affiliated purchaser" as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.10b-18(a)(3)), of shares of the registrant's equity securities that are registered by the registrant pursuant to Section 12 of the Exchange Act.

Item 10. Submission of Matters to a Vote of Security Holders.

        There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(b)
Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR F.I.R.E. FUND
By:	/s/ ADAM D. PORTNOY Adam D. Portnoy President Date: August 17, 2007

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ADAM D. PORTNOY Adam D. Portnoy President Date: August 17, 2007
By:	/s/ MARK L. KLEIFGES Mark L. Kleifges Treasurer Date: August 17, 2007

QuickLinks

  Item 1. Reports to Shareholders.
NOTICE CONCERNING LIMITED LIABILITY
RMR Real Estate Fund Financial Statements
RMR Real Estate Fund Financial Statements – continued
RMR Real Estate Fund Financial Statements – continued
RMR Real Estate Fund Notes to Financial Statements June 30, 2007 (unaudited)
RMR Hospitality and Real Estate Fund Financial Statements
RMR Hospitality and Real Estate Fund Financial Statements – continued
RMR Hospitality and Real Estate Fund Financial Statements – continued
RMR Hospitality and Real Estate Fund Financial Highlights
RMR Hospitality and Real Estate Fund Notes to Financial Statements June 30, 2007 (unaudited)
RMR F.I.R.E. Fund Financial Statements
RMR F.I.R.E. Fund Financial Statements – continued
RMR F.I.R.E. Fund Financial Statements – continued
RMR F.I.R.E. Fund Notes to Financial Statements June 30, 2007 (unaudited)
RMR Preferred Dividend Fund Financial Statements
RMR Preferred Dividend Fund Financial Statements – continued
RMR Preferred Dividend Fund Financial Statements – continued
RMR Preferred Dividend Fund Notes to Financial Statements June 30, 2007 (unaudited)
RMR Asia Pacific Real Estate Fund Financial Statements
RMR Asia Pacific Real Estate Fund Financial Statements – continued
RMR Asia Pacific Real Estate Fund Financial Statements – continued
RMR Asia Pacific Real Estate Fund Notes to Financial Statements June 30, 2007 (unaudited)
RMR Asia Real Estate Fund Financial Statements
RMR Asia Real Estate Fund Financial Statements – continued
RMR Asia Real Estate Fund Financial Statements – continued
RMR Asia Real Estate Fund Notes to Financial Statements June 30, 2007 (unaudited)
  Item 2. Code of Ethics.
  Item 3. Audit Committee Financial Expert.
  Item 4. Principal Accountant Fees and Services.
  Item 5. Audit Committee of Listed Registrant.
  Item 6. Schedule of Investments.
  Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
  Item 8. Portfolio Managers of Closed-End Management Investment Companies.
  Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
  Item 10. Submission of Matters to a Vote of Security Holders.
  Item 11. Controls and Procedures.
  Item 12. Exhibits.
SIGNATURES